As filed with the Securities and Exchange Commission on
                            February 26, 1996
                                      Registration No. 2-25258

811-1403
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   -
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                             ----------------

                                 FORM N-1A

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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

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                        Pre-Effective Amendment No.
   /   /

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                  Post-Effective Amendment No.    47
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                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
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    ----
                          Amendment No.    23
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
                         PUTNAM GLOBAL GROWTH FUND
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

            Registrant's Telephone Number, including Area Code
                              (617) 292-1000
                              ---------------

           It is proposed that this filing will become effective
                          (check appropriate box)

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/   / immediately upon filing pursuant to paragraph (b)
----
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/ X / on March 1,    1996     pursuant to paragraph (b)
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/   / 60 days after filing pursuant to paragraph (a)(1)
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/   / on (date) pursuant to paragraph (a)(1)
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/   / 75 days after filing pursuant to paragraph (a)(2)
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/   / on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
 ----
/   / this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.

                              --------------
                      JOHN R. VERANI, Vice President
                        PUTNAM GLOBAL GROWTH FUND
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110

       The Registrant has registered an indefinite number or
amount of securities under the Securities Act of 1933 pursuant to
Rule 24f-2.  A Rule 24f-2 notice for the fiscal year ended
October 31,    1995     was filed on December    28, 1995    .

                         PUTNAM GLOBAL GROWTH FUND

                           CROSS REFERENCE SHEET

                       (AS REQUIRED BY RULE 481(A))


PART A

N-1A ITEM NO.                              LOCATION

1.  Cover Page . . . . . . . . . . . . . . Cover    page

2.  Synopsis . . . . . . . . . . . . . . . Expenses summary

3.  Condensed Financial Information. . . . Financial highlights;
                                           How performance is
                                           shown

4.  General Description of Registrant. . . Objective; How
       the
                                              fund pursues
                                           its     objective
                                                  ; Organization
                                           and history

5.  Management of the Fund . . . . . . . . Expenses summary;
                                           How the    fund
                                           is managed; About
                                           Putnam Investments,
                                           Inc.

5A. Management's Discussion of Fund
    Performance. . . . . . . . . . . . . . (Contained in the
                                              annual report
                                           of the Registrant)

6.  Capital Stock and Other Securities . . Cover    page    ;
                                           Organization and
                                           history; How    the
                                           fund makes
                                           distributions    to
                                           shareholders    ; tax
                                           information

7.  Purchase of Securities Being Offered . How to buy shares;
                                           Distribution
                                              plans    ;
                                            How to
                                            sell shares; How to
                                            exchange shares; How
                                            the    fund
                                            values its shares

8.  Redemption or Repurchase . . . . . . . How to buy shares;
                                           How to sell shares;
                                           How to exchange
                                           shares; Organization
                                           and history

9.  Pending Legal Proceedings. . . . . . . Not    applicable

PART B

N-1A ITEM NO.                              LOCATION

10. Cover Page . . . . . . . . . . . . . . Cover    page

11. Table of Contents. . . . . . . . . . . Cover    page

12. General Information and History. . . . Organization and
                                           history (Part A)

13. Investment Objectives and Policies . . How    the fund
    pursues
                                           its     objective
                                                  (Part A);
                                           Investment
                                              restrictions;
                                           Miscellaneous
                                              investment
                                           practices

14. Management of the Registrant . . . . .
    Management       (Trustees;
                                               Officers);
                                           Additional
                                              officers

15. Control Persons and Principal. . . . .
    Management   (Trustees;
    Holders of Securities                          Officers);
                                                   Charges and
                                              expenses (Share
                                           ownership)

16. Investment Advisory and Other. . . . .
    Management       (Trustees;
       Services                            Officers; The
                                              management
                                           contract;
                                           Principal
                                              underwriter;
                                           Investor    servicing
                                           agent and
                                           custodian);
                                           Charges and
                                              expenses;
                                           Distribution
                                              plans;
                                           Independent
                                              accountants and
                                           financial
                                           statements

17. Brokerage Allocation . . . . . . . . .
    Management       (Portfolio
                                               Transactions);
                                                   Charges and
                                              expenses

18. Capital Stock and Other Securities . . Organization and
                                           history (Part A); How
                                              the fund makes
                                           distributions    to
                                           shareholders    ; tax
                                           information (Part A);
                                           Suspension of
                                              redemptions

19. Purchase, Redemption, and Pricing. . . How to buy shares
    of Securities Being Offered            (Part A); How to sell
                                           shares (Part A); How
                                           to exchange shares
                                           (Part A); How to
                                              buy shares;
                                           Determination of
                                              net asset
                                           value;     Suspension
                                           of    redemptions

20. Tax Status . . . . . . . . . . . . . . How    the fund
    makes
                                           distributions    to
                                           shareholders    ; tax
                                           information (Part A);
                                           Taxes

21. Underwriters . . . . . . . . . . . . .
    Management       (Principal
                                              underwriter);
                                           Charges and
                                              expenses

22. Calculation of Performance Data. . . . How performance is shown (Part A);
                                           Investment
                                              performance;
                                           Standard
                                              performance
                                           measures

23. Financial Statements . . . . . . . . . Independent
                                              accountants and
                                           financial
                                           statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PROSPECTUS
                                                       MARCH 1,


   1996


PUTNAM GLOBAL GROWTH FUND
CLASS A, B AND M SHARES
INVESTMENT STRATEGY: GROWTH

This    prospectus     explains concisely what you should know
before investing in         Putnam Global Growth Fund (the
   "fund")    .  Please read it carefully and keep it for future
reference.  You can find more detailed information         in the
March 1,    1996 statement of additional information (the
"SAI")    , as amended from time to time.  For a free copy of the
   SAI     or other information,         call Putnam Investor
Services at 1-800-225-1581.  The    SAI     has been filed with
the Securities and Exchange Commission and is incorporated into
this    prospectus     by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL    AMOUNT INVESTED    .

                          BOSTON * LONDON * TOKYO

ABOUT THE FUND

EXPENSES SUMMARY
   This section describes the sales charges, management fees, and annual operating expenses that apply to the fund's various classes of shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVE
Read this section to make sure the fund's objective is consistent with your own.

HOW THE FUND PURSUES ITS OBJECTIVE
This section explains in detail how the fund seeks its investment objective.

    RISK FACTORS. All investments entail some risk. Read this section to make sure you understand certain risks that may be involved when investing in the fund.

HOW PERFORMANCE IS SHOWN
   This section describes and defines the measures used to assess the fund's performance. All data are based on the fund's past investment results and do not predict future performance.

   HOW THE FUND     IS MANAGED
   Consult this section for information about the fund's management, allocation of the fund's expenses, and how purchases and sales of securities are made for the fund.

ORGANIZATION AND HISTORY
   In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS
   Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES
   This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION    PLANS
   This section tells you what distribution fees are charged
against each class of shares    .

HOW TO SELL SHARES
   In this section you can learn how to sell shares of the fund, either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES
   Find out in this section how you may exchange shares of the fund for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

   HOW THE FUND     VALUES ITS SHARES
   This section explains how the fund determines the value of its shares.

HOW    THE FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS;
TAX INFORMATION
   This section describes the various options you have in choosing how to receive dividends from the fund. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advice about their own situation.

ABOUT PUTNAM INVESTMENTS, INC.

   Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing
       .  The following table summarizes your maximum transaction
costs from investing in the    fund     and expenses
based on    the     most recent fiscal year.  The    examples
show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

CLASS A                 CLASS B       CLASS M
   SHARES               SHARES      SHARES
SHAREHOLDER    TRANSACTION
   EXPENSES

Maximum    sales charge
   imposed     on    purchases
(as a percentage of
offering price)          5.75%        NONE*          3.50%*

Deferred    sales charge                           5.0% in the
first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase               sixth year, and
 price or redemption                eliminated
 proceeds)              NONE**      thereafter        NONE

ANNUAL    FUND OPERATING EXPENSES
(as a percentage of average
net assets)
                                      TOTAL FUND
MANAGEMENT             12B-1    OTHEROPERATING
    FEES              FEES    EXPENSES EXPENSES
----------            -----   -------------------

Class A             0.67%       0.25%     0.36%      1.28%
Class B             0.67%       1.00%     0.37%    2.04%
   Class M            0.67%     0.75%    0.37%     1.79%

The table is provided to help you understand the expenses of
investing in the    fund     and your share of the operating
expenses    that     the    fund     incurs.     The expenses
shown in the table do not reflect the application of credits related to expense offset arrangements that reduce certain fund
expenses.      The 12b-1 fees for    class     M shares
reflect the amount         currently    payable     under the
   class M distribution plan.  For class     M shares, management
fees and "Other expenses" are based on the    corresponding
expenses for    class     B shares.

EXAMPLES

Your investment of $1,000 would incur the following expenses,
assuming 5% annual return and   , except as indicated,
redemption at the end of each period:

                            1       3        5       10
                          year    years    years    years

CLASS A                     $70    $96     $124   $204
CLASS B                    $71      $94    $130     $217 ***
CLASS B (NO REDEMPTION)    $21     $64     $110     $217***
CLASS M                    $53      $89    $129$239

The    examples     do not represent past or future expense
levels.  Actual expenses may be greater or less than those shown.
Federal regulations require the    examples     to assume a 5%
annual return, but actual annual return    varies    .

*       The higher 12b-1 fees borne by    class     B and
           class     M shares may cause long-term shareholders
        to pay more than the economic equivalent of the maximum
        permitted front-end sales charge on    class     A
        shares.

**      A deferred sales charge of up to 1.00% is assessed on
        certain redemptions of    class     A shares that were
        purchased without an initial sales charge        .  See
        "How to buy shares -- Class A shares."

***     Reflects conversion of    class     B shares to
           class     A shares (which pay lower ongoing expenses)
        approximately eight years after purchase.  See
           "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The         following    table     presents per share financial
information for     class A, B     and    M     shares.
This information has been audited and reported on by the
   fund's     independent accountants.  The    "    Report of
   independent accountants"     and financial statements included
in the    fund's annual report     to shareholders for the
   1995     fiscal year are incorporated by reference into this
   prospectus.  The fund's annual report    , which contains
additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS*
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

FINANCIAL HIGHLIGHTS*
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                 MARCH 1, 1995
                 (COMMENCEMENT
                OF OPERATIONS)
                 TO OCTOBER 31                     YEAR ENDED
OCTOBER 31
                          1995           1995           1994
                       CLASS M                            CLASS B


NET ASSET VALUE
BEGINNING OF PERIOD      $8.86          $9.74          $9.19

INVESTMENT OPERATIONS
NET INVESTMENT INCOME      .01            .03            .01

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS1.22            .40            .71

TOTAL FROM INVESTMENT
OPERATIONS                1.23            .43            .72

LESS DISTRIBUTIONS:
 FROM NET INVESTMENT
  INCOME                    --          (.01)             --

 FROM NET REALIZED GAIN ON
  INVESTMENTS               --          (.30)          (.17)

TOTAL DISTRIBUTIONS         --          (.31)          (.17)

NET ASSET VALUE,
 END OF PERIOD          $10.09          $9.86          $9.74

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (B)              13.88(C)           4.80
    7.95

NET ASSETS, END OF PERIOD
(IN THOUSANDS)          $5,853       $975,794       $801,443

RATIO OF EXPENSES TO AVERAGE
NET ASSETS (%) (C)     1.23(B)           2.04           2.11

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS (%)              .17(B)            .29
     .12

PORTFOLIO TURNOVER (%)   63.31          63.31          17.45


* THE TABLE HAS BEEN RESTATED TO REFLECT A 4-FOR-1 SHARE SPLIT DECLARED BY THE FUND TO SHAREHOLDERS OF RECORD ON OCTOBER
27, 1989, PAYABLE ON OCTOBER 28, 1989.
** PER SHARE EXPENSES AND INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1996 HAVE BEEN DETERMINED ON THE BASIS OF
THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE
YEAR.
(A) REFLECTS AN EXPENSE LIMITATION APPLICABLE DURING THE YEAR. AS A RESULT OF SUCH LIMITATION, EXPENSES OF THE FUND FOR FISCAL 1986 REFLECT A REDUCTION OF $0.01 PER SHARE.
(B) TOTAL INVESTMENT RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES
CHARGES.
(C) NOT ANNUALIZED.
(D) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE PERIOD ENDED OCTOBER 31, 1995 INCLUDES
AMOUNTS PAID THROUGH EXPENSE OFFSET ARRANGEMENTS. PRIOR PERIOD RATIOS EXCLUDE THESE AMOUNTS.
/TABLE

FINANCIAL HIGHLIGHTS*
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



          TEN MONTHS

       ENDED
                                        YEAR ENDED OCTOBER 31
                 OCTOBER 31                YEAR ENDED DECEMBER 31
                            1995    1994    1993   1992    1991
1990    1989    1988   1987  1986**

                                                        CLASS A

NET ASSET VALUE
BEGINNING OF PERIOD        $9.92   $9.30   $7.25  $7.64   $7.12
$7.42   $6.51   $6.07  $7.60   $5.88

INVESTMENT OPERATIONS
NET INVESTMENT INCOME        .09     .02     .07    .10     .12
 .12     .11     .09    .07  .06(A)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS)  .43     .77    2.06  (.22)     .96
(.21)     .80     .46    .44    2.07

TOTAL FROM INVESTMENT
OPERATIONS                   .52     .79    2.13  (.12)    1.08
(.09)     .91     .55    .51    2.13

LESS DISTRIBUTIONS:
 FROM NET INVESTMENT
  INCOME                   (.01)      --   (.07)  (.12)   (.15)
(.14)      --   (.11)  (.13)   (.03)

 FROM NET REALIZED GAIN ON
  INVESTMENTS              (.30)   (.17)   (.01)  (.15)   (.41)
(.07)      --      -- (1.91)   (.38)

TOTAL DISTRIBUTIONS        (.31)   (.17)   (.08)  (.27)   (.56)
(.21)      --   (.11) (2.04)   (.41)

NET ASSET VALUE,
 END OF PERIOD            $10.13   $9.92   $9.30  $7.25   $7.64
$7.12   $7.42   $6.51  $6.07   $7.60

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (B)     5.64    8.62   29.62 (1.51)   16.51
(1.35)14.07(C)    9.04   7.26   37.66

NET ASSETS, END OF PERIOD
(IN THOUSANDS)        $1,689,656      $1,507,550
$940,985$630,764$648,450$560,019
$482,750$478,489$522,569$411,793

RATIO OF EXPENSES TO AVERAGE
NET ASSETS (%) (D)          1.28    1.33    1.39   1.56    1.47
1.44 1.06(C)    1.40   1.39 1.07(A)

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS (%)   1.05     .83     .85   1.28    1.60
1.56 1.52(C)    1.34   1.03  .85(A)

PORTFOLIO TURNOVER (%)     63.31   17.45   49.53  61.84
70.6495.39(C)66.91(C)  102.90 113.05  175.68

* THE TABLE HAS BEEN RESTATED TO REFLECT A 4-FOR-1 SHARE SPLIT DECLARED BY THE FUND TO SHAREHOLDERS OF RECORD ON OCTOBER
27, 1989, PAYABLE ON OCTOBER 28, 1989.
** PER SHARE EXPENSES AND INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1996 HAVE BEEN DETERMINED ON THE BASIS OF
THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE
YEAR.
(A) REFLECTS AN EXPENSE LIMITATION APPLICABLE DURING THE YEAR. AS A RESULT OF SUCH LIMITATION, EXPENSES OF THE FUND FOR FISCAL 1986 REFLECT A REDUCTION OF $0.01 PER SHARE.
(B) TOTAL INVESTMENT RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES
CHARGES.
(C) NOT ANNUALIZED.
(D) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE PERIOD ENDED OCTOBER 31, 1995 INCLUDES
AMOUNTS PAID THROUGH EXPENSE OFFSET ARRANGEMENTS. PRIOR PERIOD RATIOS EXCLUDE THESE AMOUNTS.

OBJECTIVE

PUTNAM GLOBAL GROWTH FUND SEEKS CAPITAL APPRECIATION. CURRENT INCOME IS ONLY AN INCIDENTAL CONSIDERATION IN SELECTING
INVESTMENTS FOR THE    FUND.      THE    FUND     IS DESIGNED FOR
INVESTORS SEEKING ABOVE-AVERAGE CAPITAL GROWTH POTENTIAL THROUGH
A GLOBALLY DIVERSIFIED PORTFOLIO OF COMMON STOCKS.     The
fund     is not intended to be a complete investment program, and
there is no assurance it will achieve its objective.

HOW    THE FUND PURSUES ITS     OBJECTIVE

BASIC INVESTMENT STRATEGY

IN SEEKING CAPITAL APPRECIATION, THE    FUND     FOLLOWS A GLOBAL
INVESTMENT STRATEGY OF INVESTING PRIMARILY IN COMMON STOCKS TRADED IN SECURITIES MARKETS LOCATED IN A NUMBER OF FOREIGN
COUNTRIES AND IN THE UNITED STATES.  The    fund     may at times
invest up to 100% of its assets in securities principally traded
in securities markets outside the United States, and will   ,
under normal market conditions   ,     invest at least 65% of its
assets in at least three different countries, one of which may be the United States. In unusual market circumstances where Putnam
Investment Management, Inc.   , the fund's investment manager
("Putnam Management")   ,     believes that foreign investing may
involve undue risks, 100% of the    fund's     assets may be
invested in the United States.  The    fund     may hold a
portion of its assets in cash or money market instruments.

The    fund     will not limit its investments to any particular
type of company. It may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not
anticipated but whose    securities are     thought to be
undervalued. It may invest in small and relatively less well-known companies. Investing in securities of smaller, less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risks. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a
result,         these securities may fluctuate    in value
more than prices of securities of larger, more established companies.

At times Putnam Management may judge that conditions in the
international securities markets make pursuing the    fund's
basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to
reduce fluctuations in the value of the    fund's     assets.  In
implementing these "defensive" strategies, the    fund     may
invest solely in equity securities traded primarily in U.S. markets, or in domestic or foreign debt securities, preferred
stocks, cash or money market instruments, or in    any     other
securities Putnam Management considers consistent with such defensive strategies. It is impossible to predict when, or for
how long, the    fund     will use such alternative strategies.

   RISK FACTORS

PUTNAM MANAGEMENT BELIEVES THAT THE SECURITIES MARKETS OF MANY NATIONS MOVE RELATIVELY INDEPENDENTLY OF ONE ANOTHER, BECAUSE BUSINESS CYCLES AND OTHER ECONOMIC OR POLITICAL EVENTS THAT INFLUENCE ONE COUNTRY'S SECURITIES MARKETS MAY HAVE LITTLE EFFECT ON SECURITIES MARKETS IN OTHER COUNTRIES. By investing in a globally diversified portfolio, Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

   THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN     SECURITIES
   PRINCIPALLY TRADED IN FOREIGN MARKETS    .  Since foreign
securities are normally denominated and traded in foreign
currencies, the value of    fund     assets may be affected
favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting,
auditing   ,     and financial reporting standards and practices
comparable    with     those in the United States.

    The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also
generally higher than    those     in the United States.  Foreign
settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in
the recovery of    fund     assets held abroad) and expenses not
present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange
controls, confiscatory taxation, political or financial
instability and diplomatic developments    that     could affect
the value of         investments in certain foreign countries.

    Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit
   investments     in securities of certain issuers located in
those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased    for
investments     in securities    principally     traded in    ,
or issued by issuers located in, underdeveloped     and
developing nations, which are sometimes referred to as "emerging markets."

   The risks described above, including the risks of nationalization and expropriation of assets, unanticipated political or social developments, limited liquidity and volatility, and currency fluctuations, are increased to the extent that the fund invests in securities issued by underdeveloped and developing countries, which are sometimes referred to as "emerging markets," and issuers located in such countries. In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

A MORE DETAILED EXPLANATION OF FOREIGN INVESTMENTS, AND THE RISKS
AND SPECIAL TAX CONSIDERATIONS ASSOCIATED WITH THEM, IS INCLUDED
IN THE    SAI    .

PORTFOLIO TURNOVER

The length of time the    fund     has held a particular security
is not generally a consideration in investment decisions.  A
change in the securities held by the    fund     is known as
"portfolio turnover."  As a result of the    fund's
investment policies, under certain market conditions the
   fund's     portfolio turnover rate may be higher than that of
other mutual funds.

    Portfolio turnover generally involves some expense to the
   fund    , including brokerage commissions or dealer
   markups     and other transaction costs on the sale of
securities and reinvestment in other securities.     These
transactions may result in realization of taxable capital gains.
Portfolio turnover rates for the    10     most recent fiscal
years are shown in the section "Financial highlights."

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

THE    FUND     MAY ENGAGE IN FOREIGN CURRENCY EXCHANGE
TRANSACTIONS TO PROTECT AGAINST UNCERTAINTY IN THE LEVEL OF FUTURE EXCHANGE RATES. Putnam Management expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

The    fund     may engage in transaction hedging to protect
against a change in foreign currency exchange rates between the
date on which the    fund     contracts to purchase or sell a
security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign
currency.  The    fund     may purchase or sell a foreign
currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes the
   fund     may also enter into contracts to purchase or sell
foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin
requirements.  For transaction hedging purposes the    fund
may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

The    fund     may engage in position hedging to protect against
the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the
securities the    fund     intends to buy are denominated, when
the    fund     holds cash or short-term investments).  For
position hedging purposes, the    fund     may purchase or sell
foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets.
In connection with position hedging, the    fund     may also
purchase or sell foreign currency on a spot basis.

The    fund's     currency hedging transactions may call for the
delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities
for the    fund    .  Cross hedging transactions by the
   fund     involve the risk of imperfect correlation between
changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The use of options and futures involves certain special risks.
See "Stock index futures and options" below.

FOR MORE INFORMATION RELATING TO THE    FUND'S     FOREIGN
CURRENCY EXCHANGE TRANSACTIONS, SEE THE    SAI    .

STOCK INDEX FUTURES AND OPTIONS

THE    FUND     MAY BUY AND SELL STOCK INDEX FUTURES CONTRACTS
       . An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future
date.  Depending on the change in         value of the index
between the time         the    fund     enters into and
terminates an index future transaction, the    fund     realizes
a gain or loss.     In addition to or as an alternative to
purchasing or selling index futures, the fund     may buy and
sell call and put options on index futures or    stock indexes.
The fund may engage in     index futures    and options
transactions for hedging purposes and for nonhedging purposes,
such as     to earn additional income.

The fund may also purchase put and call warrants issued by banks and other financial institutions, whose values are based on the values from time to time of one or more foreign securities indices. The fund's use of such warrants would be similar to its use of options on securities indices.

   THE USE OF OPTIONS AND FUTURES INVOLVES CERTAIN SPECIAL RISKS. OPTIONS AND FUTURES TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN LOSSES. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the portfolio securities underlying currency, or index or the portfolio securities that are the subject of a hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out its futures or options positions. There can be no assurance that a liquid secondary market will exist for any future or option at any particular time. The use of futures and options transactions for purposes other than hedging entails greater risks. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of futures and options transactions. In addition, because the markets for certain options and futures contracts in which the fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the fund's ability to engage in transactions using such investments may be limited.

The    fund     generally expects that its options and futures
transactions will be conducted on recognized exchanges.  In
certain instances, however, the    fund     may purchase and sell
options in the over-the-counter markets.  The    fund's
ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the
   fund    .

The    fund's     hedging transactions may affect the character
or amount of the    fund's distributions.

A MORE DETAILED EXPLANATION OF INDEX FUTURES AND OPTIONS
TRANSACTIONS, INCLUDING THE    RISKS     ASSOCIATED WITH
THEM   ,      IS INCLUDED IN THE    SAI    .

OTHER INVESTMENT PRACTICES

THE    FUND     MAY ALSO ENGAGE         IN THE FOLLOWING
INVESTMENT PRACTICES, EACH OF WHICH INVOLVES CERTAIN SPECIAL
RISKS.  THE    SAI     CONTAINS MORE DETAILED INFORMATION ABOUT
THESE PRACTICES, INCLUDING LIMITATIONS DESIGNED TO REDUCE THESE
RISKS.

   OPTIONS. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options for hedging purposes. From time to time, the fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law. Certain of the risks described above under "Stock index futures and options" also apply to put and call options on securities.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS.
The    fund     may lend portfolio securities amounting to not
more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These
transactions must         be fully collateralized at all times.
The    fund     may also purchase securities for future delivery,
which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the
   fund     if the other party should default on its obligation
and the    fund     is delayed or prevented from recovering the
collateral or completing the transaction.

   DERIVATIVES

Certain of the instruments in which the fund will invest, such as futures contracts, forward contracts, options and warrants, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP THE    FUND     LIMIT
INVESTMENT RISKS FOR ITS SHAREHOLDERS.  These restrictions
prohibit the    fund     from         acquiring more than 10% of
the voting securities of any one issuer or    more than 10%
of any one class of securities of any one issuer   .*  They also
prohibit the fund from     investing more than:

    (a) 5% of its total assets in securities of any one issuer
(other than U.S. government obligations);*

    (b) 5% of its net assets in issuers    which    , together
with any predecessors, have been in operation less than three years and in equity securities (excluding securities restricted as to resale) that do not have readily available market quotations;*

    (c)    25% of its total assets in any one industry;* or

(d)     15% of its net assets in    any combination of securities
that are not readily marketable, in     securities restricted as
to resale (excluding securities determined by the
Trustees (or the person designated by the         Trustees to
make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of
fundamental investment policies.  See the    SAI     for the full
text of these policies and the    fund's     other fundamental
investment policies.  Except for investment policies designated
as fundamental in this    prospectus     or the    SAI     and
the policy permitting the    fund     to invest up to 100% of its
total assets in foreign securities, the investment policies
described in this    prospectus     and in the    SAI     are not
fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change the
   fund's     investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

THE    FUND'S     INVESTMENT PERFORMANCE MAY FROM TIME TO TIME BE
INCLUDED IN ADVERTISEMENTS ABOUT THE    FUND    .  "Total return"
for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an
investment of $1,000 in the    fund     invested at the maximum
public offering price (in the case of    class     A and
   class     M shares) or reflecting the deduction of any
applicable contingent deferred sales charge (in the case of
   class     B shares).  Total return may also be presented for
other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales
charge would be reduced if    the     sales charge were used.

ALL DATA    ARE     BASED ON         PAST INVESTMENT RESULTS AND
   DO     NOT PREDICT FUTURE PERFORMANCE.

    Investment performance, which will vary, is based on many factors, including market conditions, the composition of the
   fund's     portfolio, the    fund's     operating expenses and
which class of shares    the investor purchases    .  Investment
performance also often reflects the risks associated with the
   fund's     investment objective and policies.  These factors
should be considered when comparing the    fund's     investment
results    with     those of other mutual funds and other
investment vehicles.

    Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the
limitation had not been in effect.  The    fund's     performance
may be compared to    that of     various    indexes.      See
the    SAI    .

HOW THE FUND IS MANAGED

THE TRUSTEES OF THE    FUND     ARE RESPONSIBLE FOR GENERALLY
OVERSEEING THE CONDUCT OF THE FUND'S BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control
of the Trustees, Putnam Management also manages the    fund's
other affairs and business.

   The fund pays Putnam Management a quarterly fee for these services based on the fund's average net assets. See "Expenses summary" and the SAI.

The following officers     of Putnam Management         have had
primary responsibility for the day-to-day management of the
   fund's     portfolio since    the year stated below:

                               BUSINESS EXPERIENCE
                       YEAR    (AT LEAST 5 YEARS)
                       ----    -------------------------

Anthony W. Regan       1987    Employed as an investment
Senior Managing Director       professional     by Putnam
                                   Management since
                               1987.

   Carol C. McMullen   1995    Employed as an investment
Managing Director              professional     by Putnam
                               Management since    1995.  Prior
                               to June, 1995, Ms. McMullen was a
                               Senior Vice President of Baring
                               Asset Management.

The    fund     pays all expenses not    assumed     by Putnam
Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and
payments under its    distribution plans     (which are in turn
allocated to the relevant class of shares).  The    fund     also
reimburses Putnam Management for the compensation and related
expenses of certain officers of the    fund     and their staff
who provide administrative services to the    fund    .  The
total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
the    fund's     securities.  In selecting broker-dealers,
Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may
consider sales of shares of the    fund     (and, if permitted by
law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam Global Growth Fund is a Massachusetts business trust organized on August 13, 1982 as the successor to Putnam International Equities Fund, Inc., a Massachusetts corporation organized in June, 1966. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

   The fund     is an open-end, diversified management investment
company with an unlimited number of authorized shares of beneficial interest, which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the
Trustees determine.  The    fund's     shares are currently
divided into    five     classes.  Only the    fund's class
A,    class     B and    class     M shares are offered by this
   prospectus.  The fund may also offer     other classes of
shares   with different sales charges and expenses.  Because of
these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a
single class except when    otherwise     required by law or as
determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the
   fund     were liquidated, would receive the net assets of the
   fund.      The    fund     may suspend the sale of shares at
any time and may refuse any order to purchase shares.  Although
the    fund     is not required to hold annual meetings of its
shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than a minimum amount set by the Trustees
(presently 20 shares), the    fund     may choose to redeem your
shares        .  You will receive at least 30 days' written
notice before the    fund     redeems your shares, and you may
purchase additional shares at any time to avoid a redemption.
The    fund     may also redeem shares if you own shares above a
maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE    FUND'S     TRUSTEES:  GEORGE PUTNAM,* CHAIRMAN.  President
of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of
Management,    Massachusetts Institute of Technology    ; JAMESON
ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Principal and Managing Director, First Reserve Corporation;
ELIZABETH T. KENNAN, President    Emeritus and Professor    ,
Mount Holyoke College; LAWRENCE J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President, Cabot Partners Limited Partnership; DONALD S. PERKINS,
   *     Director of various corporations, including AT&T   ,
Cummins Engine Company, Inc., Springs Industries, Inc.     and
Time Warner Inc.; GEORGE PUTNAM, III,* President, New Generation
Research, Inc.   ; ELI SHAPIRO, Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology    ; A.J.C. SMITH,*
Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern
Utilities Associates.  The    fund's     Trustees are also
Trustees of the other Putnam funds.  Those marked with an
asterisk (*) are    or may be deemed to be     "interested
persons" of the    fund    , Putnam Management or Putnam Mutual
Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS

This    prospectus     offers investors three classes of shares
   that     bear sales charges in different forms and amounts and
   that     bear different levels of expenses:

CLASS A SHARES.  An investor who purchases    class     A shares
pays a sales charge at the time of purchase.  As a result,
   class     A shares are not subject to any charges when they
are redeemed   ,     except for    certain     sales at net asset
value    that     are subject to a contingent deferred sales
charge    ("CDSC")    .  Certain purchases of    class     A
shares qualify for reduced sales charges.  Class A shares
bear a    lower     12b-1 fee    than class B and class M
shares.  See "How to buy shares -- Class A shares       "    and
"Distribution plans."

CLASS B SHARES.  Class B shares are sold without an initial sales
charge, but are subject to a    CDSC     if redeemed within    a
specified period after purchase    .  Class B shares also bear a
higher 12b-1 fee than    class A and class M     shares.  Class B
shares         automatically convert into    class     A shares,
based on relative net asset value, approximately eight years
after purchase.     For more information about the conversion of
class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion will also note certain circumstances under which a
conversion may not occur.      Class B shares provide an investor
the benefit of putting all of the investor's dollars to work from
the time the investment is made   .  Until conversion, class B
shares     will have a higher expense ratio and pay lower
dividends than    class     A    and class M     shares
   because of     the higher 12b-1 fee.  See "How to buy shares -
- Class B shares       "    and "Distribution plans."

CLASS M SHARES.  An investor who purchases    class     M shares
pays a sales charge at the time of purchase    that     is lower
than the sales charge applicable to    class     A shares.
        Certain purchases of    class     M shares qualify for
reduced sales charges.  Class M shares         bear a 12b-1 fee
   that is lower than class B shares but higher than class A
shares.      Class M    shares are not subject to any CDSC and do
not convert into any other class of     shares.  See "How to buy
shares -- Class M shares       "    and "Distribution plans."

WHICH ARRANGEMENT IS    BEST     FOR YOU?  The decision as to
which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider
   class     A or    class     M shares.  Investors who prefer
not to pay an initial sales charge might consider    class     B
shares.  Orders for    class     B shares for $250,000 or more
        will be treated as orders for    class     A shares or
declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services.
         Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a    fund     account with as little as $500 and
make additional investments at any time with as little as $50.
You can buy    fund     shares three ways - through most
investment dealers, through Putnam Mutual Funds (at 1-800-225-
1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS.  Complete an order
form and    write     a check    for the amount you wish to
invest,     payable to the    fund.  Return the completed form
and check     to Putnam Mutual Funds, which will act as your
agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions
from your bank checking    or savings     account.  Application
forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A SHARES

The public offering price of    class     A shares is the net
asset value plus a sales charge   that     varies depending on
the size of your purchase    .  The fund receives the net asset
value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    SALES CHARGE   AMOUNT OF
                             AS A PERCENTAGE OF:   SALES
CHARGE
                             -------------------        REALLOWED
TO
                               NET              DEALERS    AS
A
AMOUNT OF TRANSACTION           AMOUNT  OFFERING
PERCENTAGE    OF
AT OFFERING PRICE    ($)      INVESTED     PRICE        OFFERING
PRICE
-----------------------------------------------------------------

   Under 50,000                   6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
---------------       -----------------------------------------

There is no initial sales charge on purchases of    class     A
shares of $1 million or more.  However, a    CDSC     of 1.00% or
0.50%, respectively,    will be     imposed    if you redeem
these     shares within the first or second year after purchase,
based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

    In addition,    there are no sales charges on     shares
   purchased by participant-directed employee benefit plans with at least 200 eligible employees.

Shares     purchased by certain investors investing $1 million or
more    who     have made arrangements with Putnam Mutual Funds
and whose dealer of record waived the commission as described below are not subject to the CDSC. In determining whether a CDSC
is payable, the    fund     will first redeem shares not subject
to any charge.  Putnam Mutual Funds receives the entire amount of
any CDSC you pay.  See the    SAI     for more information about
the CDSC.

Except as stated below, Putnam Mutual Funds pays investment
dealers of record commissions on sales of    class     A shares
of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

    On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam
Management or its affiliates (including a plan    with at least
200 eligible     employees), Putnam Mutual Funds pays commissions
   during each one-year measuring period, determined as described
above,     at the rate of 1.00% of the    first $2 million, 0.80%
of the next $1     million and 0.50% thereafter.  On sales at net
asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although
a CDSC will be imposed if you redeem shares within    a specified
period after     purchase   , as shown in the table below    .
The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in
"How to buy shares-   -    General" below.   For other shares,
the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

   YEAR  1       2        3       4        5       6   7+
--------------------------------------   -----------------------

   CHARGE       5%       4%      3%       3%      2%     1%
0%

In determining whether a CDSC is payable on any redemption, the
   fund     will first redeem shares not subject to any
charge   ,     and then shares held longest during the
   CDSC     period.  For this purpose, the amount of any increase
in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share
that has appreciated in value is redeemed during the    CDSC
period, a CDSC is assessed    only     on its initial purchase
price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.



CLASS M SHARES

The public offering price of    class     M shares is the net
asset value plus a sales charge   that     varies depending on
the size of your purchase    .  The fund receives the net asset
value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 SALES CHARGE           AMOUNT
OF
                              AS A PERCENTAGE OF:          SALES
   CHARGE
                              -------------------
REALLOWED
   TO
                                 NET                      DEALERS
   AS A
AMOUNT OF TRANSACTION          AMOUNT  OFFERING
PERCENTAGE OF
AT OFFERING PRICE    ($)      INVESTED   PRICE       OFFERING
PRICE
-----------------------------------------------------------------
   Under     50,000              3.63%    3.50%       3.00%
        50,000 but    under     100,000   2.56
2.50                             2.00
100,000 but    under     250,000 1.52     1.50        1.00
250,000 but    under     500,000 1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

GENERAL

YOU MAY BE ELIGIBLE TO BUY    CLASS     A SHARES AND    CLASS
M SHARES AT REDUCED SALES CHARGES.

    Consult your investment dealer or Putnam Mutual Funds for
details about Putnam's    combined purchase privilege, cumulative
quantity discount, statement of intention, group sales plan,
employee benefit plans,     and other plans.  Descriptions are
also included in the order form and in the    SAI.

   A participant-directed employee benefit plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may
purchase class A     shares at net asset value   .  These
investments will also be included for purposes of the discount privileges and programs described above.

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge or to class M shares purchased by participant-directed qualified retirement plans with at least 50 eligible employees. The fund may also sell class M shares at net asset value to members of qualified groups.

The fund may sell class A, class B and class M shares at net
asset value     without an initial sales charge or a CDSC to the
   fund's     current and retired Trustees (and their families),
current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of
   fund     shares), financial institution trust departments
investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

    In addition, the    fund     may sell shares at net asset
value without an initial sales charge or a CDSC in connection
with the acquisition by the    fund     of assets of an
investment company or personal holding company   .  The     CDSC
will be waived on redemptions of shares arising out of    the
death or    post-purchase     disability    of a shareholder
or    settlor of a living trust account, and on redemptions
in connection with certain withdrawals from IRA or other
retirement plans.  Up to 12% of the value of         shares
subject to a    systematic withdrawal plan     may also be
redeemed each year without a CDSC.     The SAI contains
additional information about purchasing the fund's shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
shares of the    fund     at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the
   fund     may delay payment until the purchase price of those
shares has been collected or, if you redeem by telephone, until
15 calendar days after the purchase date.          To eliminate
the need for safekeeping, the    fund     will not issue
certificates for your shares unless you request them.

    Putnam Mutual Funds    will from time to time    , at its
expense, provide additional promotional incentives or payments to
dealers that sell shares of the Putnam funds.     These
incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of
a business nature.      In some instances, these incentives or
payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

CLASS A    DISTRIBUTION PLAN.      The    class     A    plan
provides for payments by the    fund     to Putnam Mutual Funds
at the annual rate of up to 0.35% of         average net assets
attributable to    class     A shares.  The Trustees currently
limit payments under the    class     A    plan     to the annual
rate of 0.25% of such assets.

   Putnam Mutual Funds makes quarterly     payments    to
qualifying             dealers (including, for this purpose,
certain financial institutions)    to compensate them     for
services provided in connection with sales of    class     A
shares and the maintenance of shareholder accounts   .  The
payments    are     based on the average net asset value of
   class     A shares         attributable to shareholders for
whom the dealers are designated as the dealer of record.

    This calculation excludes until one year after purchase
shares purchased at net asset value   , known as "NAV
shares,"     by shareholders investing $1 million or more    .
Also excluded until one year after purchase are NAV shares
purchased     by participant-directed qualified retirement plans
   with at least 200 eligible     employees   .  NAV     shares
   are not subject to the one-year exclusion provision in cases
where     certain    shareholders who invested     $1 million or
more         have made arrangements with Putnam Mutual Funds and
   the     dealer of record waived the sales commission.

    Except as stated below, Putnam Mutual Funds makes    the
quarterly     payments at the annual rate of 0.20% of such
average net asset value for    class     A shares outstanding as
of December 31, 1989 and 0.25% of such average net asset value of shares acquired after that date (including shares acquired through reinvestment of distributions).

    For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on NAV
   shares     are 100% of the rate stated above if average plan
assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if
average plan assets are at least $20 million but    under     $30
million, and 40% of the stated rate if average plan assets are $30 million or more.

    For all other participant-directed qualified retirement plans
purchasing NAV    shares    , Putnam Mutual Funds makes quarterly
payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

CLASS B AND    CLASS M DISTRIBUTION PLANS.  The class B and class
M plans     provide for payments by the    fund     to Putnam
Mutual Funds at the annual rate of up to 1.00% of         average
net assets attributable to    class     B shares and    class
M shares, as the case may be.  The Trustees currently limit
payments under the    class     M    plan     to the annual rate
of 0.75%   of such assets.

Although    class     B shares are sold without an initial sales
charge, Putnam Mutual Funds pays a sales commission equal to
4.00% of the amount invested to dealers who sell    class     B
shares.  These commissions are not paid on exchanges from other
Putnam funds    or on     sales to investors exempt from the
CDSC.

    The amount paid to dealers at the time of the sale of
   class     M shares is set forth above under "How to buy shares
-- Class M shares."  In addition,         to further compensate
dealers (including   qualifying     financial institutions) for
services provided in connection with sales of    class     B
shares and    class     M shares and the maintenance of
shareholder accounts, Putnam Mutual Funds makes quarterly
payments to qualifying dealers   .

The payments are     based on the average net asset value of
   class     B shares and    class     M shares
attributable to shareholders for whom the dealers are designated
as the dealer of record.  Putnam Mutual Funds makes    the
payments at an annual rate of 0.25% of such average net asset
value of    class     B shares and    class     M shares, as the
case may be.

    Putnam Mutual Funds also pays to dealers, as additional
compensation with respect to the sale of    class     M shares,
0.40% of such average net asset value of    class     M shares.
For    class     M shares, the total annual payment to dealers
equals 0.65% of such average net asset value.

GENERAL.  Payments under the    plans     are intended to
compensate Putnam Mutual Funds for services provided and expenses
incurred by it as principal underwriter of    fund     shares,
including the payments to dealers mentioned above.  Putnam Mutual
Funds may suspend or modify such payments to dealers.

   The     payments are also subject to the continuation of the
relevant    distribution plan    , the terms of    service
agreements     between dealers and Putnam Mutual Funds, and any
applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the    fund     any day the New York
Stock Exchange is open, either directly to the    fund     or
through your investment dealer.  The    fund     will only redeem
shares for which it has received payment.

SELLING SHARES DIRECTLY TO THE    FUND    .  Send a signed letter
of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value
calculated after the    fund     receives your request in proper
form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

    If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or
certain other financial institutions.  See the    SAI     for
more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

    If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

THE    FUND     GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE
BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED.  Under unusual
circumstances, the    fund     may suspend redemptions, or
postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem
shares valued up to $100,000 from your account        unless you
have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates
otherwise on the    account application    , Putnam Investor
Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

    Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

    During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor
Services by telephone    .  In this event,     you may wish to
submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were
issued certificates for         shares    that     remain
outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the
New York Stock Exchange         to receive that day's net asset
value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of
shares.          If you exchange shares subject to a CDSC, the
transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally
purchased the shares    .  The CDSC will be computed     using
the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services.
   The form is     available    from     Putnam Investor
Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not
available if you were issued certificates for shares    that
remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of the
   fund,     the    fund     reserves the right to revise or
terminate the exchange privilege, limit the amount or number of
exchanges or reject any exchange.  Shareholders    would     be
notified of any such action to the extent required by law. Consult Putnam Investor Services before requesting an exchange.
See the    SAI     to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE    FUND     CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH
CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS
LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING.  SHARES ARE
VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK
EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

    Portfolio securities for which market quotations are readily
available are    valued     at market value.  Short-term
investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

    Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other value rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net
asset value of    fund     shares even though there has not been
any change in the values of such securities.

HOW    THE FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS    ;
TAX INFORMATION

The    fund     distributes any net investment income and any net
realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any
available capital loss carryovers.  Distributions paid    on
class     A shares will generally be greater than those paid
   on class     B and    class     M shares because expenses
attributable to    class     B and    class     M shares will
generally be higher.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

   - Reinvest     all distributions in additional         shares
     without a sales charge;

   - Receive     distributions from net investment income in
     cash while reinvesting capital gains distributions in additional shares without a sales charge; or

   - Receive     all distributions in cash.

    You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in
additional         shares (or in shares of other Putnam funds for
Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a    fund     distribution is not cashed
within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or
reinvesting the distribution in the    fund     or in another
Putnam fund.  If Putnam Investor Services does not receive your
election, the distribution will be reinvested    in the fund    .
Similarly, if correspondence sent by the    fund     or Putnam
Investor Services is returned as "undeliverable,"    fund
distributions will automatically be reinvested in the    fund
or in another Putnam fund.

The    fund     intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other
requirements         necessary for it to be relieved of federal
taxes on income and gains it distributes to shareholders.  The
   fund     will distribute substantially all of its ordinary
income and capital gain net income on a current basis.

All    fund     distributions will be taxable to you as ordinary
income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year    Putnam Investor Services     will notify
you of the amount and tax status of distributions paid to you by
the    fund     for the preceding year.

   Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

SHAREHOLDERS OF THE    FUND     WHO ARE U.S. CITIZENS OR
RESIDENTS MAY BE ABLE TO CLAIM A FOREIGN TAX CREDIT OR DEDUCTION ON THEIR U.S. INCOME TAX RETURNS WITH RESPECT TO FOREIGN TAXES
PAID BY THE    FUND.      If        at the end of the fiscal year
        more than 50% of the value of the    fund's     total
assets    represents     securities of foreign corporations, the
   fund     intends to make an election permitted by the
   Internal Revenue     Code to treat    any     foreign taxes
        it paid as         paid by its shareholders.  In this
case, shareholders who are U.S. citizens    ,     U.S.
corporations    and, in some cases, U.S. residents generally will
be required to include in U.S. taxable income their pro rata
share of such taxes, but     may    then generally be entitled
to     claim a foreign tax credit or deduction (but not both) on
their    share of such taxes.

The foregoing is a summary of certain federal income tax
consequences of investing in the    fund    .  You should consult
your tax adviser to determine the precise effect of an investment
in the    fund     on your particular tax situation (including
possible liability for state and local taxes).

The    fund     may own shares in certain foreign investment
entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the
   fund     has elected to "mark to market" annually its
investments in such entities and will distribute any resulting
net gain to shareholders.  As a result, the    fund     may be
required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any
   fund    -level tax.

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the
   fund     and of other Putnam funds.  Putnam Fiduciary Trust
Company is the    fund's     custodian.  Putnam Investor
Services, a division of Putnam Fiduciary Trust Company, is the
   fund's     investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

MAKE THE MOST OF YOUR PUTNAM PRIVILEGES

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund
investment   .

SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any    business
day of the month except for the 29th, 30th, or 31st. The amount will be automatically transferred from your checking or savings account.

SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more. You may
establish your withdrawal on any    business     day of the month
except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange. These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service
representative toll   -    free at 1-800-225-1581.

PUTNAM GLOBAL GROWTH FUND

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA 02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

PUTNAMINVESTMENTS

      One Post Office Square
      Boston, Massachusetts 02109
      Toll-free 1-800-225-1581

Differences between the typeset (printed) Class A, Class B and
Class M prospectus and the EDGAR filing version.

1.    Pagination is different in printed prospectus.

2.    Table of Contents is on Page 1 of printed prospectus.

3. Section headings and subheadings in the printed prospectus are printed in boldface type with colored ink

4. The first page of the printed prospectus contains an illustration of the balance scales, the Putnam logo.

5. Each page of printed text between Page 1 and the back cover has a header identifying the major section of the
Prospectus
      (i.e. "About the Fund" or "About your investment") discussed on that page.

   PUTNAM GLOBAL GROWTH FUND
ONE POST OFFICE SQUARE, BOSTON, MA 02109
CLASS A SHARES
INVESTMENT STRATEGY:  GROWTH
PROSPECTUS -- MARCH 1,

   1996

This    prospectus     explains concisely what you should know
before investing in    class     A shares of Putnam Global Growth
Fund (the    "fund") which are     offered without a sales charge
through eligible employer-sponsored defined contribution plans ("defined contribution plans"). Please read it carefully and keep it for future reference.  You can find more detailed information
about the    fund     in the March 1,    1996 statement of
additional information (the "SAI")    , as amended from time to
time.  For a free copy of the    SAI     or for other
information,
including a    prospectus     regarding         class         A
shares for other investors, call Putnam Investor Services at
1-800-
752-9894.  The    SAI     has been filed with the Securities and
Exchange Commission and is incorporated into this
   prospectus
by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL
OFFENSE.

                                  PUTNAMINVESTMENTS

                                         PUTNAM DEFINED
                                         CONTRIBUTION PLANS

    ABOUT THE FUND

    Expenses
summary.   ..........................................
    Financial
    highlights.   ......................................
    Objective.   ...............................................
    ..
    How    the fund pursues its     objective
       .........................
         Risk
    factors.   .........................................
    How performance is
    shown.   ..................................
    How the    fund     is
    managed.   ...................................
    Organization and
    history.   ..................................

    ABOUT YOUR INVESTMENT

    How to buy
shares.   .........................................
    Distribution
       plan..........................................
    How to sell
    shares.   ........................................
    How to exchange
    shares.   ....................................
    How the    fund     values its
    shares.   ............................
    How    the fund makes     distributions    to
    shareholders    ;
             tax
    information.   ......................................

    ABOUT PUTNAM INVESTMENTS, INC.
       ...........................

ABOUT THE    FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing
       .  The following table summarizes expenses    attributable
to class A shares     based on    the fund's     most recent
fiscal
year.  The    example     shows the cumulative expenses
attributable to a hypothetical $1,000 investment in    class
A
shares of the    fund     over specified periods.

ANNUAL    FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management    fees
0.67%
12b-1    fees
   0.25%
Other    expenses
0.36%
Total    fund operating expenses
1.28%

The table is provided to help you understand the expenses of
investing in the    fund     and your share of the operating
expenses that the    fund     incurs.  The    expenses shown in
the table do not reflect the application of credits related to expense offset arrangements that reduce certain fund expenses.

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

    1              3              5             10
  year           years          years          years

    $13           $41            $70         $155

The    example     does not represent past or future expense
levels, and actual expenses may be greater or less than those
shown.  Federal regulations require the    example     to assume
a 5% annual return, but actual annual return    varies.      The
   example     does not reflect any charges or expenses related
to your employer's plan.



FINANCIAL HIGHLIGHTS

The         following    table     presents per share financial
information for     class A shares    .  This information has
been derived from the    fund's     financial statements, which
have been audited and reported on by the    fund's
independent accountants.  The    "    Report of    independent
accountants"     and financial statements included in the
   fund's annual report     to shareholders for the    1995
fiscal year are incorporated by reference into this
   prospectus.  The fund's annual report    , which contains
additional unaudited performance information,    is     available
without charge upon request.


FINANCIAL HIGHLIGHTS*
(For a share outstanding throughout the period)



          TEN MONTHS

       ENDED
                                        YEAR ENDED OCTOBER 31
                 OCTOBER 31                YEAR ENDED DECEMBER 31
                            1995    1994    1993   1992    1991
1990    1989    1988   1987  1986**

                                                        CLASS A

NET ASSET VALUE
BEGINNING OF PERIOD        $9.92   $9.30   $7.25  $7.64   $7.12
$7.42   $6.51   $6.07  $7.60   $5.88

INVESTMENT OPERATIONS
Net investment income        .09     .02     .07    .10     .12
 .12     .11     .09    .07  .06(a)

Net realized and unrealized
gain (loss) on investments)  .43     .77    2.06  (.22)     .96
(.21)     .80     .46    .44    2.07

TOTAL FROM INVESTMENT
OPERATIONS                   .52     .79    2.13  (.12)    1.08
(.09)     .91     .55    .51    2.13

LESS DISTRIBUTIONS:
 From net investment
  income                   (.01)      --   (.07)  (.12)   (.15)
(.14)      --   (.11)  (.13)   (.03)

 From net realized gain on
  investments              (.30)   (.17)   (.01)  (.15)   (.41)
(.07)      --      -- (1.91)   (.38)

TOTAL DISTRIBUTIONS        (.31)   (.17)   (.08)  (.27)   (.56)
(.21)      --   (.11) (2.04)   (.41)

NET ASSET VALUE,
 END OF PERIOD            $10.13   $9.92   $9.30  $7.25   $7.64
$7.12   $7.42   $6.51  $6.07   $7.60

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (b)     5.64    8.62   29.62 (1.51)   16.51
(1.35)14.07(c)    9.04   7.26   37.66

NET ASSETS, END OF PERIOD
(in thousands)        $1,689,656      $1,507,550
$940,985$630,764$648,450$560,019
$482,750$478,489$522,569$411,793

Ratio of expenses to average
net assets (%) (d)          1.28    1.33    1.39   1.56    1.47
1.44 1.06(c)    1.40   1.39 1.07(a)

Ratio of net investment income
to average net assets (%)   1.05     .83     .85   1.28    1.60
1.56 1.52(c)    1.34   1.03  .85(a)

Portfolio turnover (%)     63.31   17.45   49.53  61.84
70.6495.39(c)66.91(c)  102.90 113.05  175.68


* The table has been restated to reflect a 4-for-1 share split declared by the fund to shareholders of record on October
27, 1989, payable on October 28, 1989.
** Per share expenses and investment income for the year ended December 31, 1996 have been determined on the basis of the weighted average number of shares outstanding during the year.
(a) Reflects an expense limitation applicable during the year. As a result of such limitation, expenses of the fund for fiscal 1986 reflect a reduction of $0.01 per share.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Not annualized.
(d) The ratio of expenses to average net assets for the period ended October 31, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

OBJECTIVE

PUTNAM GLOBAL GROWTH FUND SEEKS CAPITAL APPRECIATION. CURRENT INCOME IS ONLY AN INCIDENTAL CONSIDERATION IN SELECTING INVESTMENTS
FOR THE    FUND.      THE    FUND     IS DESIGNED FOR INVESTORS
SEEKING ABOVE-AVERAGE CAPITAL GROWTH POTENTIAL THROUGH A GLOBALLY
DIVERSIFIED PORTFOLIO OF COMMON STOCKS.     The fund     is not
intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW    THE FUND PURSUES ITS     OBJECTIVE

BASIC INVESTMENT STRATEGY

IN SEEKING CAPITAL APPRECIATION, THE    FUND     FOLLOWS A GLOBAL
INVESTMENT STRATEGY OF INVESTING PRIMARILY IN COMMON STOCKS
TRADED
IN SECURITIES MARKETS LOCATED IN A NUMBER OF FOREIGN COUNTRIES
AND
IN THE UNITED STATES.  The    fund     may at times invest up to
100% of its assets in securities principally traded in securities
markets outside the United States, and will   ,     under normal
market conditions   ,     invest at least 65% of its assets in at
least three different countries, one of which may be the United States. In unusual market circumstances where Putnam Investment
Management, Inc.   , the fund's investment manager     ("Putnam
Management")   ,     believes that foreign investing may involve
undue risks, 100% of the    fund's     assets may be invested in
the United States.  The    fund     may hold a portion of its
assets in cash or money market instruments.

The    fund     will not limit its investments to any particular
type of company.  It may invest in companies, large or small, whose
earnings are believed to be in a relatively strong growth trend,
or
in companies in which significant further growth is not
anticipated
but whose    securities are     thought to be undervalued.  It
may
invest in small and relatively less well-known companies. Investing in securities of smaller, less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risks. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less
frequently and in limited volume.  As a result,         these
securities may fluctuate    in value     more than prices of
securities of larger, more established companies.

At times Putnam Management may judge that conditions in the
international securities markets make pursuing the    fund's
basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to reduce
fluctuations in the value of the    fund's     assets.  In
implementing these "defensive" strategies, the    fund     may
invest solely in equity securities traded primarily in U.S. markets, or in domestic or foreign debt securities, preferred
stocks, cash or money market instruments, or in    any     other
securities Putnam Management considers consistent with such defensive strategies. It is impossible to predict when, or for how
long, the    fund     will use such alternative strategies.

   RISK FACTORS

PUTNAM MANAGEMENT BELIEVES THAT THE SECURITIES MARKETS OF MANY NATIONS MOVE RELATIVELY INDEPENDENTLY OF ONE ANOTHER, BECAUSE BUSINESS CYCLES AND OTHER ECONOMIC OR POLITICAL EVENTS THAT INFLUENCE ONE COUNTRY'S SECURITIES MARKETS MAY HAVE LITTLE EFFECT ON SECURITIES MARKETS IN OTHER COUNTRIES. By investing in a globally diversified portfolio, Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

   THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN     SECURITIES
   PRINCIPALLY TRADED IN FOREIGN MARKETS    .  Since foreign
securities are normally denominated and traded in foreign
currencies, the value of    fund     assets may be affected
favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting,
auditing   ,     and financial reporting standards and practices
comparable    with     those in the United States.

    The securities of some foreign companies are less liquid and at
times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally
higher than    those     in the United States.  Foreign
settlement
procedures and trade regulations may involve certain risks (such as
delay in payment or delivery of securities or in the recovery of
   fund     assets held abroad) and expenses not present in the
settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

    Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.
The laws of some foreign countries may limit    investments
in
securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased    for
investments     in securities    principally     traded in    ,
or
issued by issuers located in, underdeveloped     and developing
nations, which are sometimes referred to as "emerging markets."

   The risks described above, including the risks of nationalization and expropriation of assets, unanticipated political or social developments, limited liquidity and volatility, and currency fluctuations, are increased to the extent that the fund invests in securities issued by underdeveloped and developing countries, which are sometimes referred to as "emerging markets," and issuers located in such countries. In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

A MORE DETAILED EXPLANATION OF FOREIGN INVESTMENTS, AND THE RISKS
AND SPECIAL TAX CONSIDERATIONS ASSOCIATED WITH THEM, IS INCLUDED
IN
THE    SAI    .

PORTFOLIO TURNOVER

The length of time the    fund     has held a particular security
is not generally a consideration in investment decisions.  A change
in the securities held by the    fund     is known as "portfolio
turnover."  As a result of the    fund's     investment policies,
under certain market conditions the    fund's     portfolio
turnover rate may be higher than that of other mutual funds.

    Portfolio turnover generally involves some expense to the
   fund    , including brokerage commissions or dealer
   markups     and other transaction costs on the sale of
securities and reinvestment in other securities.     These
transactions may result in realization of taxable capital gains.
Portfolio turnover rates for the    10     most recent fiscal
years
are shown in the section   ,     "Financial highlights."

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

THE    FUND     MAY ENGAGE IN FOREIGN CURRENCY EXCHANGE
TRANSACTIONS TO PROTECT AGAINST UNCERTAINTY IN THE LEVEL OF
FUTURE
EXCHANGE RATES. Putnam Management expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

The    fund     may engage in transaction hedging to protect
against a change in foreign currency exchange rates between the
date on which the    fund     contracts to purchase or sell a
security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency.
The    fund     may purchase or sell a foreign currency on a spot
(or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes the
   fund     may also enter into contracts to purchase or sell
foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin
requirements.  For transaction hedging purposes the    fund
may
also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

The    fund     may engage in position hedging to protect against
the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the
securities the    fund     intends to buy are denominated, when
the
   fund     holds cash or short-term investments).  For position
hedging purposes, the    fund     may purchase or sell foreign
currency futures contracts, foreign currency forward contracts
and
options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection
with position hedging, the    fund     may also purchase or sell
foreign currency on a spot basis.

The    fund's     currency hedging transactions may call for the
delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the
   fund    .  Cross hedging transactions by the    fund
involve
the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The use of options and futures involves certain special risks.
See
"Stock index futures and options" below.

FOR MORE INFORMATION RELATING TO THE    FUND'S     FOREIGN
CURRENCY
EXCHANGE TRANSACTIONS, SEE THE    SAI    .

STOCK INDEX FUTURES AND OPTIONS

The    fund     may buy and sell stock index futures contracts
       . An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future
date.  Depending on the change in         value of the index
between the time         the    fund     enters into and
terminates
an index future transaction, the    fund     realizes a gain or
loss.     In addition to or as an alternative to purchasing or
selling index futures, the fund     may buy and sell call and put
options on index futures or    stock indexes.  The fund may
engage
in     index futures    and options transactions for hedging
purposes and for nonhedging purposes, such as     to earn
additional income.

The fund may also purchase put and call warrants issued by banks and other financial institutions, whose values are based on the values from time to time of one or more foreign securities indices. The fund's use of such warrants would be similar to its use of options on securities indices.

   THE USE OF OPTIONS AND FUTURES INVOLVES CERTAIN SPECIAL RISKS. OPTIONS AND FUTURES TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN LOSSES. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the portfolio securities underlying currency, or index or the portfolio securities that are the subject of a hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out its futures or options positions. There can be no assurance that a liquid secondary market will exist for any future or option at any particular time. The use of futures and options transactions for purposes other than hedging entails greater risks. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of futures and options transactions.
In addition, because the markets for certain options and futures contracts in which the fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the fund's ability to engage in transactions using such investments may be limited.

The    fund     generally expects that its options and futures
transactions will be conducted on recognized exchanges.  In
certain
instances, however, the    fund     may purchase and sell options
in the over-the-counter markets.  The    fund's     ability to
terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions
would be unable to meet their obligations to the    fund    .

The    fund's     hedging transactions may affect the character
or
amount of the    fund's distributions.

A MORE DETAILED EXPLANATION OF INDEX FUTURES AND OPTIONS
TRANSACTIONS, INCLUDING THE RISKS ASSOCIATED WITH THEM,  IS
INCLUDED IN THE    SAI    .

OTHER INVESTMENT PRACTICES

THE    FUND     MAY ALSO ENGAGE         IN THE FOLLOWING
INVESTMENT
PRACTICES, EACH OF WHICH INVOLVES CERTAIN SPECIAL RISKS.  THE
   SAI     CONTAINS MORE DETAILED INFORMATION ABOUT THESE
PRACTICES, INCLUDING LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

   OPTIONS. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options for hedging purposes. From time to time, the fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law. Certain of the risks described above under "Stock index futures and options" also apply to put and call options on securities.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS.
The    fund     may lend portfolio securities amounting to not
more
than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The
   fund     may also purchase securities for future delivery,
which
may increase its overall investment exposure and involves a risk of
loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the
   fund     if the other party should default on its obligation
and
the    fund     is delayed or prevented from recovering the
collateral or completing the transaction.

   DERIVATIVES

Certain of the instruments in which the fund will invest, such as futures contracts, forward contracts, options and warrants, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP THE    FUND     LIMIT
INVESTMENT RISKS FOR ITS SHAREHOLDERS.  These restrictions
prohibit
the    fund     from         acquiring more than 10% of the
voting
securities of any one issuer or    more than 10%     of any one
class of securities of any one issuer   .*  They also prohibit
the
fund from     investing more than:

    (a) 5% of its total assets in securities of any one issuer
(other than U.S. government obligations);*

    (b) 5% of its net assets in issuers    which    , together
with
any predecessors, have been in operation less than three years and in equity securities (excluding securities restricted as to resale) that do not have readily available market quotations;*

    (c)    25% of its total assets in any one industry;* or

(d)     15% of its net assets in    any combination of securities
that are not readily marketable, in     securities restricted as
to
resale (excluding securities determined by the         Trustees
(or
the person designated by the         Trustees to make such
determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of
fundamental investment policies.  See the    SAI     for the full
text of these policies and the    fund's     other fundamental
investment policies.  Except for investment policies designated as
fundamental in this    prospectus     or the    SAI     and the
policy permitting the    fund     to invest up to 100% of its
total
assets in foreign securities, the investment policies described in
this    prospectus     and in the    SAI     are not fundamental
policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the
Trustees would not materially change the    fund's     investment
objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

THE    FUND'S     INVESTMENT PERFORMANCE MAY FROM TIME TO TIME BE
INCLUDED IN ADVERTISEMENTS ABOUT THE    FUND    .  "Total return"
for the one-, five- and ten-year periods (or for the life of the
   class A shares of the fund    , if shorter) through the most
recent calendar quarter represents the average annual compounded
rate of return on an investment of $1,000 in the    fund
invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would
be reduced if    the     sales charge were used.

ALL DATA    ARE     BASED ON         PAST INVESTMENT RESULTS AND
   DO     NOT PREDICT FUTURE PERFORMANCE.

    Investment performance, which will vary, is based on many factors, including market conditions, the composition of the
   fund's     portfolio, the    fund's     operating expenses and
which class of shares    the investor purchases    .  Investment
performance also often reflects the risks associated with the
   fund's     investment objective and policies.  These factors
should be considered when comparing the    fund's     investment
results    with     those of other mutual funds and other
investment vehicles.

    Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the
limitation had not been in effect.  The    fund's     performance
may be compared to    that of     various    indexes.      See
the
   SAI    .  Because shares sold through eligible defined
contribution plans are sold without a sales charge, quotations of investment performance reflecting the deduction of a sales charge will be lower than the actual investment performance on shares purchased through such plans.

HOW THE FUND IS MANAGED

THE TRUSTEES OF THE    FUND     ARE RESPONSIBLE FOR GENERALLY
OVERSEEING THE CONDUCT OF THE FUND'S BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control
of the Trustees, Putnam Management also manages the    fund's
other affairs and business.

   The fund pays Putnam Management a quarterly fee for these services based on the fund's average net assets. See "Expenses summary" and the SAI.

The following officers     of Putnam Management         have had
primary responsibility for the day-to-day management of the
   fund's     portfolio since    the year stated below:

                               BUSINESS EXPERIENCE
                       YEAR    (AT LEAST 5 YEARS)
                       ----    -------------------------

Anthony W. Regan       1987    Employed as an investment
Senior Managing Director       professional     by Putnam
                                   Management         since 1987.

   Carol C. McMullen   1995    Employed as an investment
Managing Director              professional     by Putnam
                               Management since    1995.  Prior
                               to June, 1995, Ms. McMullen was a
                               Senior Vice President of Baring
                               Asset Management.

The    fund     pays all expenses not    assumed     by Putnam
Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments
under its    distribution plans     (which are in turn allocated
to
the relevant class of shares).  The    fund     also reimburses
Putnam Management for the compensation and related expenses of
certain officers of the    fund     and their staff who provide
administrative services to the    fund    .  The total
reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of the
   fund's     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales
of shares of the    fund     (and, if permitted by law, of the
other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam Global Growth Fund is a Massachusetts business trust organized on August 13, 1982 as the successor to Putnam International Equities Fund, Inc., a Massachusetts corporation organized in June, 1966. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

   The fund     is an open-end, diversified management investment
company with an unlimited number of authorized shares of
beneficial
interest, which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The
   fund's     shares are currently divided into    five
classes.          Only the    fund's class     A shares are
offered
by this    prospectus.  The fund also offers other classes of
shares    with different sales charges and expenses.  Because of
these different sales charges and     expenses        , the
investment performance of    the classes will vary.  For more
information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a
single class except when    otherwise     required by law or as
determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the
   fund     were liquidated, would receive the net assets of the
   fund.      The    fund     may suspend the sale of shares at
any
time and may refuse any order to purchase shares.  Although the
   fund     is not required to hold annual meetings of its
shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than a minimum amount set by the Trustees
(presently 20 shares), the    fund     may choose to redeem your
shares        .  You will receive at least 30 days' written
notice
before the    fund     redeems your shares, and you may purchase
additional shares at any time to avoid a redemption.  The
   fund     may also redeem shares if you own shares above a
maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE    FUND'S     TRUSTEES:  GEORGE PUTNAM,* CHAIRMAN.  President
of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of
Management,    Massachusetts Institute of Technology    ; JAMESON
ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Principal and Managing Director, First Reserve Corporation;
ELIZABETH T. KENNAN, President    Emeritus and Professor    ,
Mount
Holyoke College; LAWRENCE J. LASSER,* Vice President of the
Putnam
funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President, Cabot Partners Limited Partnership; DONALD S. PERKINS,
   *     Director of various corporations, including AT&T   ,
Cummins Engine Company, Inc., Springs Industries, Inc.     and
Time
Warner Inc.; GEORGE PUTNAM, III,* President, New Generation
Research, Inc.   ; ELI SHAPIRO, Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology    ; A.J.C. SMITH,*
Chairman,
Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee
of Massachusetts General Hospital and Eastern Utilities
Associates.
The    fund's     Trustees are also Trustees of the other Putnam
funds.  Those marked with an asterisk (*) are    or may be deemed
to be     "interested persons" of the    fund    , Putnam
Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

HOW TO BUY SHARES

ALL ORDERS TO PURCHASE SHARES MUST BE MADE THROUGH YOUR
EMPLOYER'S
DEFINED CONTRIBUTION PLAN.  FOR MORE INFORMATION ABOUT HOW TO
PURCHASE SHARES OF THE    FUND     THROUGH YOUR EMPLOYER'S PLAN
OR
LIMITATIONS ON THE AMOUNT THAT MAY BE PURCHASED, PLEASE CONSULT YOUR EMPLOYER. Shares are sold to eligible defined contribution plans at the net asset value per share next determined after receipt of an order by Putnam Mutual Funds. Orders must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. In order to be eligible to purchase shares at net asset value, defined contribution plans must initially invest at
least $1 million or    have at least 200 eligible     employees.
   Defined contribution plans participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A
shares at net asset value.      Eligible plans may make
additional
investments of any amount at any time.  To eliminate the need for
safekeeping, the    fund     will not issue certificates for your
shares.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its
affiliates (including a plan    with at least 200 eligible
employees), Putnam Mutual Funds pays commissions    based     on
   a plan's     cumulative purchases during the    one-year
period
beginning with the date     of the    initial purchase at net
asset
value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are
paid     at the rate of 1.00% of the    first $2 million, 0.80%
of
the next $1     million and 0.50% thereafter.  On sales at net
asset value to all other participant-directed qualified
retirement
plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of
0.15%.  Putnam Mutual Funds    will from time to time    , at its
expense, provide additional promotional incentives or payments to
dealers that sell shares of the Putnam funds.     These
incentives
or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business
nature.      In some instances, these incentives or payments may
be
offered only to certain dealers who have sold or may sell
significant amounts of shares.     Certain dealers may not sell
all
classes of shares.

DISTRIBUTION PLAN

CLASS A    DISTRIBUTION PLAN.      The    class     A    plan
provides for payments by the    fund     to Putnam Mutual Funds
at
the annual rate of up to 0.35% of         average net assets
attributable to    class     A shares.  The Trustees currently
limit payments under the    class     A    plan     to the annual
rate of 0.25% of such assets.

   Putnam Mutual Funds makes quarterly     payments    to
qualifying             dealers (including, for this purpose,
certain financial institutions)    to compensate them     for
services provided in connection with sales of    class     A
shares
and the maintenance of shareholder accounts   .  The     payments
   are     based on the average net asset value of    class     A
shares         attributable to shareholders for whom the dealers
are designated as the dealer of record.

    This calculation excludes until one year after purchase
shares
purchased at net asset value   , known as "NAV shares,"     by
shareholders investing $1 million or more    .  Also excluded
until
one year after purchase are NAV shares purchased     by
participant-directed qualified retirement plans    with at least
200 eligible     employees   .  NAV     shares    are not subject
to the one-year exclusion provision in cases where     certain
   shareholders who invested     $1 million or more         have
made arrangements with Putnam Mutual Funds and    the     dealer
of
record waived the sales commission.

    Except as stated below, Putnam Mutual Funds makes    the
quarterly     payments at the annual rate of 0.20% of such
average
net asset value for    class     A shares outstanding as of
December 31, 1989 and 0.25% of such average net asset value of shares acquired after that date (including shares acquired through reinvestment of distributions).

    For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam
Mutual Funds' payments to qualifying dealers on NAV    shares
are 100% of the rate stated above if average plan assets in
Putnam
funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are
at least $20 million but    under     $30 million, and 40% of the
stated rate if average plan assets are $30 million or more.

    For all other participant-directed qualified retirement plans
purchasing NAV    shares    , Putnam Mutual Funds makes quarterly
payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

        Payments under the    plans     are intended to
compensate
Putnam Mutual Funds for services provided and expenses incurred by
it as principal underwriter of    fund     shares, including the
payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

   The     payments are also subject to the continuation of the
   distribution plan    , the terms of    service agreements
between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

SUBJECT TO ANY RESTRICTIONS IMPOSED BY YOUR EMPLOYER'S PLAN, YOU CAN SELL YOUR SHARES THROUGH THE PLAN TO THE FUND ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN. For more information about
how to sell shares of the    fund     through your employer's
plan,
including any charges that may be imposed by the plan, please consult with your employer.

Your plan administrator must send a signed letter of instruction to
Putnam Investor Services.  The price you will receive is the next
net asset value calculated after the    fund     receives your
request in proper form.  All requests must be received by the
   fund     prior to the close of regular trading on the New York
Stock Exchange in order to receive that day's net asset value.
If
   your plan sells     shares having a net asset value of
$100,000
or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or
certain other financial institutions.  See the    SAI     for
more
information about where to obtain a signature guarantee.

THE    FUND     GENERALLY PROVIDES PAYMENT FOR REDEEMED SHARES
THE
BUSINESS DAY AFTER THE REQUEST IS RECEIVED.  Under unusual
circumstances, the    fund     may suspend redemptions, or
postpone
payment for more than seven days, as permitted by federal
securities law.  The    fund     will only redeem shares for
which
it
has received payment.

HOW TO EXCHANGE SHARES

Subject to any restrictions contained in your plan, you can exchange your shares for shares of other Putnam funds available through your plan at net asset value. Contact your plan administrator or Putnam Investor Services on how to exchange your shares or how to obtain prospectuses of other Putnam funds in which you may invest.

The exchange privilege is not intended as a vehicle for
short-term
trading.  Excessive exchange activity may interfere with
portfolio
management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing
so would be in the best interests of the    fund,     the
   fund     reserves the right to revise or terminate the
exchange
privilege, limit the amount or number of exchanges or reject any
exchange.  Shareholders    would     be notified of any such
action
to the extent required by law. Consult Putnam Investor Services
before requesting an exchange.  See the    SAI     to find out
more
about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE    FUND     CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH
CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS
LIABILITIES,
BY THE NUMBER OF ITS SHARES OUTSTANDING.  SHARES ARE VALUED AS OF
THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH
DAY THE EXCHANGE IS OPEN.

    Portfolio securities for which market quotations are readily
available are    valued     at market value.  Short-term
investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

    Foreign securities quoted in foreign currencies are
translated
into U.S. dollars at the current exchange rates or at such other value rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of
   fund     shares even though there has not been any change in
the
values of such securities.

HOW    THE FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS    ;
TAX
INFORMATION

The    fund     distributes any net investment income and any net
realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small.
Distributions
from capital gains are made after applying any available capital loss carryovers.

The terms of your plan will govern how your plan may receive
distributions from the    fund    .  Generally, periodic
distributions from the    fund     to your plan are reinvested in
additional    fund     shares, although your plan may permit
   you
to receive fund     distributions from net investment income
        in cash while reinvesting capital gains distributions in
additional shares or    to receive     all    fund
distributions         in cash. If another option is not selected,
all distributions will be reinvested in additional    fund
shares.

The    fund     intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other
requirements         necessary for it to be relieved of federal
taxes on income and gains it distributes.  The    fund     will
distribute substantially all of its ordinary income and capital
gain net income on a current basis.  Generally,    fund
distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such.
However, distributions by the    fund     to employer-sponsored
defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult
your tax adviser to determine the suitability of the    fund
as
an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to
an investment in the    fund)     from such a plan.

The foregoing is a summary of certain federal income tax
consequences of investing in the    fund    .  You should consult
your tax adviser to determine the precise effect of an investment
in the    fund     on your particular tax situation (including
possible liability for state and local taxes).

   Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

The    fund     may own shares in certain foreign investment
entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or
gain from the disposition of such shares, the    fund     has
elected to "mark to market" annually its investments in such entities and will distribute any resulting net gain to
shareholders.  As a result, the    fund     may be required to
sell
securities it would have otherwise continued to hold in order to
make distributions to shareholders to avoid any    fund    -level
tax.

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund
and of other Putnam funds.  Putnam Defined Contribution Plans is
a
division of Putnam Mutual Funds.  Putnam Fiduciary Trust Company
is
the    fund's     custodian.  Putnam Investor Services, a
division
of Putnam Fiduciary Trust Company, is the    fund's     investor
servicing and transfer agent.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston,
Massachusetts        02109 and are subsidiaries of Putnam
Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Differences between the typeset Defined Contribution and Class A
(printed) prospectus and the EDGAR filing version.

1.     Pagination is different in printed prospectus

2.     Section headings and subheadings in the printed prospectus are printed in boldface type

3.     The first few descriptive lines of certain paragraphs, and certain other emphasized phrases, are printed in boldface type

4. In the printed prospectus, the dashes at the beginning of certain sentences are replaced by a solid box

5. The first page of the printed prospectus contains a box with an illustration of the balance scales, the Putnam logo

PUTNAM GLOBAL GROWTH FUND

ONE POST OFFICE SQUARE, BOSTON, MA 02109
CLASS Y SHARES
INVESTMENT STRATEGY:  GROWTH
PROSPECTUS -- MARCH 1,    1996

This    prospectus     explains concisely what you should know
before investing in    class     Y shares of Putnam Global Growth
Fund (the    "fund")    .  Please read it carefully and keep it
for
future reference.  You can find more detailed information about the
   fund     in the March 1,    1996 statement of additional
information (the "SAI")    , as amended from time to time.  For a
free copy of the    SAI     or for other information,
call
Putnam Investor Services at 1-800-752-9894.  The    SAI     has
been filed with the Securities and Exchange Commission and is
incorporated into this    prospectus     by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL
OFFENSE.

                                  PUTNAMINVESTMENTS

                                         PUTNAM DEFINED
                                         CONTRIBUTION PLANS

    ABOUT THE FUND

    Expenses
summary.   ..........................................
    Financial
    highlights.   ......................................
    Objective.   ...............................................
    ..
    How    the fund pursues its     objective
       .........................
         Risk
         factors.   .........................................
    How performance is
    shown.   ..................................
    How the    fund     is
    managed.   ...................................
    Organization and
    history.   ..................................

    ABOUT YOUR INVESTMENT

    How to buy
shares.   .........................................
    How to sell
    shares.   ........................................
    How to exchange
    shares.   ....................................
    How the    fund     values its
    shares.   ............................
    How    the fund makes     distributions    to
    shareholders    ;
             tax
    information.   ......................................

    ABOUT PUTNAM INVESTMENTS, INC.
       ............................

ABOUT THE    FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing
       .  The following table summarizes expenses    attributable
to class     Y shares    based on the fund's most recent
fiscal
year.  The    example     shows the cumulative expenses
attributable to a hypothetical $1,000 investment in    class
Y
shares of the    fund     over specified periods.

ANNUAL    FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management    fees
0.67%
Other    expenses
0.39%
Total    fund operating expenses
1.06%

The table is provided to help you understand the expenses of
investing in the    fund     and your share of the operating
expenses that the    fund     incurs.  The    expenses     shown
in the table    do not reflect the application of credits related
to expense offset arrangements that reduce certain fund
expenses        .

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

       1              3               5              10
     year           years           years           years

      $11             $34            $58          $130

The    example     does not represent past or future expense
levels   , and actual     expenses may be greater or less than
those shown.  Federal regulations require the    example     to
assume a 5% annual return, but actual annual return
   varies.      The    example     does not reflect any charges
or expenses related to your employer's plan.

        FINANCIAL HIGHLIGHTS

The    following     table         presents per share financial
information for     class     Y shares.  This information has
been derived from         the    fund's     financial statements,
which have been audited and reported on by the    fund's
independent accountants.  The    "    Report of    independent
accountants"     and financial statements included in the
   fund's annual report     to shareholders for the    1995
fiscal year are incorporated by reference into this
   prospectus.  The fund's annual report    , which contains
additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                JUNE 15, 1994
                                (COMMENCEMENT
                    YEAR ENDED OF OPERATIONS)
                    OCTOBER 31  TO OCTOBER 31

                          1995           1994
                                         CLASS Y


NET ASSET VALUE
BEGINNING OF PERIOD     $10.00          $9.46

INVESTMENT OPERATIONS
Net investment income      .09            .01

Net realized and unrealized
gain (loss) on investments .47            .53

TOTAL FROM INVESTMENT
OPERATIONS                 .56            .54

LESS DISTRIBUTIONS:
 From net investment
  income                 (.01)             --

 From net realized gain on
  investments            (.30)             --

TOTAL DISTRIBUTIONS      (.31)             --

NET ASSET VALUE,
 END OF PERIOD          $10.25         $10.00

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)   6.00        5.71(b)

NET ASSETS, END OF PERIOD
(in thousands)         $42,582        $29,396

Ratio of expenses to average
net assets (%) (c)        1.06         .37(b)

Ratio of net investment income
to average net assets (%) 1.20         .42(b)

Portfolio turnover (%)   63.31          17.45

(a) Total investment return assumes dividend reinvestment.
(b) Not annualized
(c) The ratio of expenses to average net assets for the period ended October 31, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

OBJECTIVE

PUTNAM GLOBAL GROWTH FUND SEEKS CAPITAL APPRECIATION. CURRENT INCOME IS ONLY AN INCIDENTAL CONSIDERATION IN SELECTING INVESTMENTS
FOR THE    FUND.      THE    FUND     IS DESIGNED FOR INVESTORS
SEEKING ABOVE-AVERAGE CAPITAL GROWTH POTENTIAL THROUGH A GLOBALLY
DIVERSIFIED PORTFOLIO OF COMMON STOCKS.     The fund     is not
intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW    THE FUND PURSUES ITS     OBJECTIVE

BASIC INVESTMENT STRATEGY

IN SEEKING CAPITAL APPRECIATION, THE    FUND     FOLLOWS A GLOBAL
INVESTMENT STRATEGY OF INVESTING PRIMARILY IN COMMON STOCKS
TRADED
IN SECURITIES MARKETS LOCATED IN A NUMBER OF FOREIGN COUNTRIES
AND
IN THE UNITED STATES.  The    fund     may at times invest up to
100% of its assets in securities principally traded in securities
markets outside the United States, and will   ,     under normal
market conditions   ,     invest at least 65% of its assets in at
least three different countries, one of which may be the United States. In unusual market circumstances where Putnam Investment
Management, Inc.   , the fund's investment manager     ("Putnam
Management")   ,     believes that foreign investing may involve
undue risks, 100% of the    fund's     assets may be invested in
the United States.  The    fund     may hold a portion of its
assets in cash or money market instruments.

The    fund     will not limit its investments to any particular
type of company.  It may invest in companies, large or small, whose
earnings are believed to be in a relatively strong growth trend,
or
in companies in which significant further growth is not
anticipated
but whose    securities are     thought to be undervalued.  It
may
invest in small and relatively less well-known companies. Investing in securities of smaller, less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risks. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less
frequently and in limited volume.  As a result,         these
securities may fluctuate    in value     more than prices of
securities of larger, more established companies.

At times Putnam Management may judge that conditions in the
international securities markets make pursuing the    fund's
basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to reduce
fluctuations in the value of the    fund's     assets.  In
implementing these "defensive" strategies, the    fund     may
invest solely in equity securities traded primarily in U.S. markets, or in domestic or foreign debt securities, preferred
stocks, cash or money market instruments, or in    any     other
securities Putnam Management considers consistent with such defensive strategies. It is impossible to predict when, or for how
long, the    fund     will use such alternative strategies.

   RISK FACTORS

PUTNAM MANAGEMENT BELIEVES THAT THE SECURITIES MARKETS OF MANY NATIONS MOVE RELATIVELY INDEPENDENTLY OF ONE ANOTHER, BECAUSE BUSINESS CYCLES AND OTHER ECONOMIC OR POLITICAL EVENTS THAT INFLUENCE ONE COUNTRY'S SECURITIES MARKETS MAY HAVE LITTLE EFFECT ON SECURITIES MARKETS IN OTHER COUNTRIES. By investing in a globally diversified portfolio, Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

   THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN     SECURITIES
   PRINCIPALLY TRADED IN FOREIGN MARKETS    .  Since foreign
securities are normally denominated and traded in foreign
currencies, the value of    fund     assets may be affected
favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting,
auditing   ,     and financial reporting standards and practices
comparable    with     those in the United States.

    The securities of some foreign companies are less liquid and at
times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally
higher than    those     in the United States.  Foreign
settlement
procedures and trade regulations may involve certain risks (such as
delay in payment or delivery of securities or in the recovery of
   fund     assets held abroad) and expenses not present in the
settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

    Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.
The laws of some foreign countries may limit    investments
in
securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased    for
investments     in securities    principally     traded in    ,
or
issued by issuers located in, underdeveloped     and developing
nations, which are sometimes referred to as "emerging markets."

   The risks described above, including the risks of nationalization and expropriation of assets, unanticipated political or social developments, limited liquidity and volatility, and currency fluctuations, are increased to the extent that the fund invests in securities issued by underdeveloped and developing countries, which are sometimes referred to as "emerging markets," and issuers located in such countries. In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

A MORE DETAILED EXPLANATION OF FOREIGN INVESTMENTS, AND THE RISKS
AND SPECIAL TAX CONSIDERATIONS ASSOCIATED WITH THEM, IS INCLUDED
IN
THE    SAI    .

PORTFOLIO TURNOVER

The length of time the    fund     has held a particular security
is not generally a consideration in investment decisions.  A change
in the securities held by the    fund     is known as "portfolio
turnover."  As a result of the    fund's     investment policies,
under certain market conditions the    fund's     portfolio
turnover rate may be higher than that of other mutual funds.

    Portfolio turnover generally involves some expense to the
   fund    , including brokerage commissions or dealer
   markups     and other transaction costs on the sale of
securities and reinvestment in other securities.     These
transactions may result in realization of taxable capital gains.
Portfolio turnover rates for    the two most recent     fiscal
   years are shown in the section "Financial highlights".

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

THE    FUND     MAY ENGAGE IN FOREIGN CURRENCY EXCHANGE
TRANSACTIONS TO PROTECT AGAINST UNCERTAINTY IN THE LEVEL OF
FUTURE
EXCHANGE RATES. Putnam Management expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

The    fund     may engage in transaction hedging to protect
against a change in foreign currency exchange rates between the
date on which the    fund     contracts to purchase or sell a
security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency.
The    fund     may purchase or sell a foreign currency on a spot
(or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes the
   fund     may also enter into contracts to purchase or sell
foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin
requirements.  For transaction hedging purposes the    fund
may
also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

The    fund     may engage in position hedging to protect against
the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the
securities the    fund     intends to buy are denominated, when
the
   fund     holds cash or short-term investments).  For position
hedging purposes, the    fund     may purchase or sell foreign
currency futures contracts, foreign currency forward contracts
and
options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection
with position hedging, the    fund     may also purchase or sell
foreign currency on a spot basis.

The    fund's     currency hedging transactions may call for the
delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the
   fund    .  Cross hedging transactions by the    fund
involve
the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The use of options and futures involves certain special risks.
See
"Stock index futures and options" below.

FOR MORE INFORMATION RELATING TO THE    FUND'S     FOREIGN
CURRENCY
EXCHANGE TRANSACTIONS, SEE THE    SAI    .

STOCK INDEX FUTURES AND OPTIONS

THE    FUND     MAY BUY AND SELL STOCK INDEX FUTURES CONTRACTS
       . An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future
date.  Depending on the change in         value of the index
between the time         the    fund     enters into and
terminates
an index future transaction, the    fund     realizes a gain or
loss.     In addition to or as an alternative to purchasing or
selling index futures, the fund     may buy and sell call and put
options on index futures or    stock indexes.  The fund may
engage
in     index futures    and options transactions for hedging
purposes and for nonhedging purposes, such as     to earn
additional income.

The fund may also purchase put and call warrants issued by banks and other financial institutions, whose values are based on the values from time to time of one or more foreign securities indices. The fund's use of such warrants would be similar to its use of options on securities indices.

   THE USE OF OPTIONS AND FUTURES INVOLVES CERTAIN SPECIAL RISKS. OPTIONS AND FUTURES TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN LOSSES. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the portfolio securities underlying currency, or index or the portfolio securities that are the subject of a hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out its futures or options positions. There can be no assurance that a liquid secondary market will exist for any future or option at any particular time. The use of futures and options transactions for purposes other than hedging entails greater risks. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of futures and options transactions.
In addition, because the markets for certain options and futures contracts in which the fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the fund's ability to engage in transactions using such investments may be limited.

The    fund     generally expects that its options and futures
transactions will be conducted on recognized exchanges.  In
certain
instances, however, the    fund     may purchase and sell options
in the over-the-counter markets.  The    fund's     ability to
terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions
would be unable to meet their obligations to the    fund    .

The    fund's     hedging transactions may affect the character
or
amount of the    fund's distributions.

A MORE DETAILED EXPLANATION OF INDEX FUTURES AND OPTIONS
TRANSACTIONS, INCLUDING THE RISKS ASSOCIATED WITH THEM,  IS
INCLUDED IN THE    SAI    .

OTHER INVESTMENT PRACTICES

THE    FUND     MAY ALSO ENGAGE         IN THE FOLLOWING
INVESTMENT
PRACTICES, EACH OF WHICH INVOLVES CERTAIN SPECIAL RISKS.  THE
   SAI     CONTAINS MORE DETAILED INFORMATION ABOUT THESE
PRACTICES, INCLUDING LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

   OPTIONS. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options for hedging purposes. From time to time, the fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law. Certain of the risks described above under "Stock index futures and options" also apply to put and call options on securities.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS.
The    fund     may lend portfolio securities amounting to not
more
than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The
   fund     may also purchase securities for future delivery,
which
may increase its overall investment exposure and involves a risk of
loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the
   fund     if the other party should default on its obligation
and
the    fund     is delayed or prevented from recovering the
collateral or completing the transaction.

   DERIVATIVES

Certain of the instruments in which the fund will invest, such as futures contracts, forward contracts, options and warrants, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP THE    FUND     LIMIT
INVESTMENT RISKS FOR ITS SHAREHOLDERS.  These restrictions
prohibit
the    fund     from         acquiring more than 10% of the
voting
securities of any one issuer or    more than 10%     of any one
class of securities of any one issuer   .*  They also prohibit
the
fund from     investing more than:

    (a) 5% of its total assets in securities of any one issuer
(other than U.S. government obligations);*

    (b) 5% of its net assets in issuers    which    , together
with
any predecessors, have been in operation less than three years and in equity securities (excluding securities restricted as to resale) that do not have readily available market quotations;*

    (c)    25% of its total assets in any one industry;* or

(d)     15% of its net assets in    any combination of securities
that are not readily marketable, in     securities restricted as
to
resale (excluding securities determined by the         Trustees
(or
the person designated by the         Trustees to make such
determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of
fundamental investment policies.  See the    SAI     for the full
text of these policies and the    fund's     other fundamental
investment policies.  Except for investment policies designated as
fundamental in this    prospectus     or the    SAI     and the
policy permitting the    fund     to invest up to 100% of its
total
assets in foreign securities, the investment policies described in
this    prospectus     and in the    SAI     are not fundamental
policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the
Trustees would not materially change the    fund's     investment
objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

INVESTMENT PERFORMANCE MAY FROM TIME TO TIME BE INCLUDED IN
ADVERTISEMENTS ABOUT    CLASS     Y SHARES.  "Total return" for
the
one-, five- and ten-year periods (or for the life of the class
   Y
shares    , if shorter) through the most recent calendar quarter
represents the average annual compounded rate of return on an
investment of $1,000 in the    fund    .  Total return may also
be
presented for other periods.

ALL DATA    ARE     BASED ON         PAST INVESTMENT RESULTS AND
   DO     NOT PREDICT FUTURE PERFORMANCE.

    Investment performance, which will vary, is based on many factors, including market conditions, the composition of the
   fund's     portfolio, the    fund's     operating expenses and
which class of shares    the investor purchases    .  Investment
performance also often reflects the risks associated with the
   fund's     investment objective and policies.  These factors
should be considered when comparing the    fund's     investment
results    with     those of other mutual funds and other
investment vehicles.

    Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the
limitation had not been in effect.  The    fund's     performance
may be compared to    that of     various    indexes.      See
the
   SAI    .

HOW THE FUND IS MANAGED

THE TRUSTEES OF THE    FUND     ARE RESPONSIBLE FOR GENERALLY
OVERSEEING THE CONDUCT OF THE FUND'S BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control
of the Trustees, Putnam Management also manages the    fund's
other affairs and business.

   The fund pays Putnam Management a quarterly fee for these services based on the fund's average net assets. See "Expenses summary" and the SAI.

The following officers     of Putnam Management         have had
primary responsibility for the day-to-day management of the
   fund's     portfolio since    the year stated below:

                               BUSINESS EXPERIENCE
                       YEAR    (AT LEAST 5 YEARS)
                       ----    -------------------------

Anthony W. Regan       1987    Employed as an investment
Senior Managing Director       professional     by Putnam
                                   Management since         1987.

   Carol C. McMullen   1995    Employed as an investment
Managing Director              professional     by Putnam
                               Management since    1995.  Prior
                               to June, 1995, Ms. McMullen was a
                               Senior Vice President of Baring
                               Asset Management.

The    fund     pays all expenses not    assumed     by Putnam
Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments
under its    distribution plans     (which are in turn allocated
to
the relevant class of shares).  The    fund     also reimburses
Putnam Management for the compensation and related expenses of
certain officers of the    fund     and their staff who provide
administrative services to the    fund    .  The total
reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of the
   fund's     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales
of shares of the    fund     (and, if permitted by law, of the
other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam Global Growth Fund is a Massachusetts business trust organized on August 13, 1982 as the successor to Putnam International Equities Fund, Inc., a Massachusetts corporation organized in June, 1966. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

   The fund     is an open-end, diversified management investment
company with an unlimited number of authorized shares of
beneficial
interest, which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The
   fund's     shares are currently divided into    five
classes.  Only the    fund's class     Y shares are offered by
this
   prospectus.      The    fund     also offers    other classes
of     shares    with different sales charges and expenses.
Because of these different sales charges and     expenses
       ,
the investment performance of    the classes will vary.  For more
information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a
single class except when    otherwise     required by law or as
determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the
   fund     were liquidated, would receive the net assets of the
   fund.      The    fund     may suspend the sale of shares at
any
time and may refuse any order to purchase shares.  Although the
   fund     is not required to hold annual meetings of its
shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than a minimum amount set by the Trustees
(presently 20 shares), the    fund     may choose to redeem your
shares        .  You will receive at least 30 days' written
notice
before the    fund     redeems your shares, and you may purchase
additional shares at any time to avoid a redemption.  The
   fund     may also redeem shares if you own shares above a
maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE    FUND'S     TRUSTEES:  GEORGE PUTNAM,* CHAIRMAN.  President
of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of
Management,    Massachusetts Institute of Technology    ; JAMESON
ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Principal and Managing Director, First Reserve Corporation;
ELIZABETH T. KENNAN, President    Emeritus and Professor    ,
Mount
Holyoke College; LAWRENCE J. LASSER,* Vice President of the
Putnam
funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President, Cabot Partners Limited Partnership; DONALD S. PERKINS,
   *     Director of various corporations, including AT&T   ,
Cummins Engine Company, Inc., Springs Industries, Inc.     and
Time
Warner Inc.; GEORGE PUTNAM, III,* President, New Generation
Research, Inc.   ; ELI SHAPIRO, Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology    ; A.J.C. SMITH,*
Chairman,
Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee
of Massachusetts General Hospital and Eastern Utilities
Associates.
The    fund's     Trustees are also Trustees of the other Putnam
funds.  Those marked with an asterisk (*) are    or may be deemed
to be     "interested persons" of the    fund    , Putnam
Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

HOW TO BUY SHARES

ALL ORDERS TO PURCHASE SHARES MUST BE MADE THROUGH YOUR
EMPLOYER'S
DEFINED CONTRIBUTION PLAN.  FOR MORE INFORMATION ABOUT HOW TO
PURCHASE SHARES OF THE    FUND     THROUGH YOUR EMPLOYER'S PLAN
OR
LIMITATIONS ON THE AMOUNT THAT MAY BE PURCHASED, PLEASE CONSULT YOUR EMPLOYER. Shares are sold to eligible defined contribution plans at the net asset value per share next determined after receipt of an order by Putnam Mutual Funds. Orders must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net
asset value.          Class Y shares   are available to
defined
contribution plans    whose investment in     Putnam funds and
other    assets     managed by Putnam Management or its
affiliates   , combined with such     investments    by the
plan's
sponsor and the sponsor's other employee benefit plans, equals at least $250 million. Defined contribution plans that elect to buy class Y shares upon attaining eligibility will receive class Y shares in place of any class A shares then owned. Class Y shares are also available to defined contribution plans whose sponsor confirms a good faith expectation that investments in Putnam-managed assets by the sponsor and its employee benefit plans will attain $250 million (using the higher of purchase price or current market value) within one year of the initial purchase of class Y shares, and agrees that class Y shares may be redeemed and class A
shares purchased if that level is not attained    .  To eliminate
the need for safekeeping, the    fund     will not issue
certificates for your shares.  Putnam Mutual Funds    will from
time to time    , at its expense, provide    additional
promotional incentives or payments to dealers that sell shares of
the Putnam funds.     These incentives or payments may include
payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States
for meetings or seminars of a business nature.      In some
instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of
shares.     Certain dealers may not sell all classes of
shares.

HOW TO SELL SHARES

SUBJECT TO ANY RESTRICTIONS IMPOSED BY YOUR EMPLOYER'S PLAN, YOU CAN SELL YOUR SHARES THROUGH THE PLAN TO THE FUND ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN. For more information about
how to sell shares of the    fund     through your employer's
plan,
including any charges that may be imposed by the plan, please consult with your employer.

Your plan administrator must send a signed letter of instruction to
Putnam Investor Services.  The price you will receive is the next
net asset value calculated after the    fund     receives your
request in proper form.  All requests must be received by the
   fund     prior to the close of regular trading on the New York
Stock Exchange in order to receive that day's net asset value.
If
you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial
institutions.  See the    SAI     for more information about
where
to obtain a signature guarantee.

THE    FUND     GENERALLY PROVIDES PAYMENT FOR REDEEMED SHARES
THE
BUSINESS DAY AFTER THE REQUEST IS RECEIVED.  Under unusual
circumstances, the    fund     may suspend redemptions, or
postpone
payment for more than seven days, as permitted by federal
securities law.  The    fund     will only redeem shares for
which
it has received payment.

HOW TO EXCHANGE SHARES

Subject to any restrictions contained in your plan, you can exchange your shares for shares of other Putnam funds available through your plan at net asset value. Contact your plan administrator or Putnam Investor Services on how to exchange your shares or how to obtain prospectuses of other Putnam funds in which you may invest.

The exchange privilege is not intended as a vehicle for
short-term
trading.  Excessive exchange activity may interfere with
portfolio
management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing
so would be in the best interests of the    fund,     the
   fund     reserves the right to revise or terminate the
exchange
privilege, limit the amount or number of exchanges or reject any
exchange.  Shareholders    would     be notified of any such
action
to the extent required by law. Consult Putnam Investor Services
before requesting an exchange.  See the    SAI     to find out
more
about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE    FUND     CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH
CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS
LIABILITIES,
BY THE NUMBER OF ITS SHARES OUTSTANDING.  SHARES ARE VALUED AS OF
THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH
DAY THE EXCHANGE IS OPEN.

    Portfolio securities for which market quotations are readily
available are    valued     at market value.  Short-term
investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

    Foreign securities quoted in foreign currencies are
translated
into U.S. dollars at the current exchange rates or at such other value rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of
   fund     shares even though there has not been any change in
the
values of such securities.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

The    fund     distributes any net investment income and any net
realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small.
Distributions
from capital gains are made after applying any available capital loss carryovers.

The terms of your plan will govern how your plan may receive
distributions from the    fund    .  Generally, periodic
distributions from the    fund     to your plan are reinvested in
additional    fund     shares, although your plan may permit
   you
to receive fund     distributions from net investment income
        in cash while reinvesting capital gains distributions in
additional shares or    to receive     all    fund
distributions         in cash.  If another option is not
selected,
all distributions will be reinvested in additional    fund
shares.

The    fund     intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other
requirements         necessary for it to be relieved of federal
taxes on income and gains it distributes.  The    fund     will
distribute substantially all of its ordinary income and capital
gain net income on a current basis.  Generally,    fund
distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such.
However, distributions by the    fund     to employer-sponsored
defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult
your tax adviser to determine the suitability of the    fund
as
an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to
an investment in the    fund)     from such a plan.

    The foregoing is a summary of certain federal income tax
consequences of investing in the    fund    .  You should consult
your tax adviser to determine the precise effect of an investment
in the    fund     on your particular tax situation (including
possible liability for state and local taxes).

   Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

The    fund     may own shares in certain foreign investment
entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or
gain from the disposition of such shares, the    fund     has
elected to "mark to market" annually its investments in such entities and will distribute any resulting net gain to
shareholders.  As a result, the    fund     may be required to
sell
securities it would have otherwise continued to    hold     in
order to make distributions to shareholders to avoid any
   fund    -level tax.

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund
and of other Putnam funds.  Putnam Defined Contribution Plans is
a
division of Putnam Mutual Funds.  Putnam Fiduciary Trust Company
is
the    fund's     custodian.  Putnam Investor Services, a
division
of Putnam Fiduciary Trust Company, is the    fund's     investor
servicing and transfer agent.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston,
Massachusetts        02109 and are subsidiaries of Putnam
Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Differences between the typeset Defined Contribution and Class Y
(printed)
prospectus and the EDGAR filing version.

1.     Pagination is different in printed prospectus

2. Section headings and subheadings in the printed prospectus are printed in boldface type

3. The first few descriptive lines of certain paragraphs, and certain other emphasized phrases, are printed in boldface type

4. In the printed prospectus, the dashes at the beginning of certain sentences are replaced by a solid box

5. The first page of the printed prospectus contains a box with an illustration of the balance scales, the Putnam logo

                         PUTNAM GLOBAL GROWTH FUND

                                 FORM N-1A
                                  PART B

            STATEMENT OF ADDITIONAL INFORMATION    ("SAI")
                           MARCH 1,    1996

This    SAI     is not a    prospectus     and is only authorized
for distribution when accompanied or preceded by the
   prospectus     of the    fund     dated March 1,    1996    ,
as revised from time to time.  This    SAI     contains
information which may be useful to investors but which is not
included in the    prospectus.      If the    fund     has more
than one form of current    prospectus    , each reference to the
   prospectus     in this    SAI     shall include all    of
the    fund's prospectuses    , unless otherwise noted.  The
   SAI     should be read together with the applicable
   prospectus    .  Investors may obtain a free copy of the
applicable    prospectus     from Putnam Investor Services,
Mailing address:  P.O. Box 41203, Providence, RI 02940-1203.

Part I of this    SAI     contains specific information about the
   fund    .  Part II includes information about the    fund
and the other Putnam funds.

                             TABLE OF CONTENTS

PART  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . .
 .        I-3

        CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . .
 . . . .I-6

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . .
        I-10

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . .
 .   I-11

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . .
 .I-   11

PART II


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
II-   25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . .
II-   31

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . .
II-   40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .
II-   42

DISTRIBUTION    PLANS    . . . . . . . . . . . . . . . . . . .
II-   54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . .
II-   55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .
II-   61

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . .
II-   61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . .
II-   61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .
II-   62

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . .
II-   63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . .
II-   68

                         PUTNAM GLOBAL GROWTH FUND

                    STATEMENT OF ADDITIONAL INFORMATION
                                  PART I


INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES, THE    FUND     MAY NOT AND WILL NOT:

(1) Purchase any security (other than U.S. government
obligations)
if, as a result, more than 5% of the value of the    fund's
total assets would be invested in securities of that issuer.

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and may make margin payments in connection with transactions in connection with financial futures contracts) or make short sales.

(3) Acquire more than 10% of any one class of the securities of an issuer. (For this purpose all preferred stocks of an issuer are regarded as a single class, and all debt securities of an issuer are regarded as a single class.)

(4) Borrow money in excess of 10% of its gross assets (taken at cost) and then only as a temporary measure for extraordinary or
emergency reasons and not for investment.  (The    fund     may
borrow only from banks and immediately after any such borrowings
there must be an asset coverage (total assets of the    fund
including the amount borrowed less liabilities other than such borrowings) of at least 300% of the amount of all borrowings. In the event that, due to market decline or other reasons, such asset
coverage should at any time fall below 300%, the    fund     is
required within three days not including Sundays and holidays to reduce the amount of its borrowings to the extent necessary to cause the asset coverage of such borrowings to be at least 300%.
If this should happen, the    fund     may have to sell
securities
at a time when it would be disadvantageous to do so.)

(5) Pledge more than 15% of its gross assets (taken at cost).
For
the purposes of this restriction, the deposit of underlying securities and other assets in connection with the writing of put and call options and collateral arrangements with respect to margin for financial futures and related options contracts are not deemed to be a pledge of assets.

(6) Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years, and in equity securities of issuers for which market quotations are not readily available (but excluding restricted securities limited by
restriction    14     below) if, as a result, more than 5% of the
   fund's     net assets would then be invested in such
securities.

(7) Invest in securities of any company, if officers and Trustees
of the    fund     and officers and directors of Putnam
Management
who beneficially own more than 0.5% of the shares or securities of that company together own more than 5%.

(8) Make loans, except by purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are a part of an issue to the public or to financial institutions, by entry into repurchase agreements with respect to not more than 25% of its total assets, or through the lending of its portfolio securities with respect to not more than 25% of its total assets.

(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts or commodities or commodity contracts, except financial futures contracts and related options.

(10) Buy or sell real estate, but it may purchase securities of companies which deal in real estate, including real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(11) Act as an underwriter except to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(12) Acquire more than 10% of the voting securities of any issuer.

(13) Make investments for the purpose of gaining control of a company's management.

(14)     Purchase securities the disposition of which is
restricted
under federal securities laws if as a result such investments would
exceed 15% of the value of the    fund's     net assets,
excluding
restricted securities that have been determined by the Trustees of
the    fund     (or the person designated by them to make such
determinations) to be readily marketable.

(15) Concentrate its investments in particular industries and in no event invest more than 25% of the value of its total assets in any one industry.

IT IS CONTRARY TO THE    FUND'S     PRESENT POLICY, WHICH MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Engage in puts, calls, straddles, spreads or any combination
thereof, except that the    fund     may buy and sell put and
call
options (and any combination thereof) on securities, on financial futures contracts, on securities indices, on currency futures contracts and on foreign currencies and may buy and sell put and call warrants, the values of which are based upon securities indices.

(2) Purchase warrants if as a result its warrant holdings, valued at the lower of cost or market, would exceed 10% of the
   fund's     net assets.

(3) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale
(excluding securities determined by the Trustees of the
   fund
(or the person designated by the Trustees of the    fund     to
make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a
result, more than 15% of the    fund's     net assets (taken at
current value) would be invested in securities described in (a),
(b) and (c) above.

(4) Purchase or sell real property (including limited partnership
interests), except that the    fund     may (a) purchase or sell
readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(5) Invest in securities of other registered open-end investment companies, except by purchases in the open market involving only customary brokers' commissions.

Although certain of the    fund's     fundamental investment
restrictions permit    it     to borrow money to a limited
extent,
   it     does not currently intend to do so and did not do so
last
year.

                          ----------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a
majority of the outstanding voting securities" of the    fund
means the affirmative vote of the lesser of (1) more than 50% of
the outstanding shares of the    fund    , or (2) 67% or more of
the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

        CHARGES AND EXPENSES

MANAGEMENT    FEES

Under a Management Contract dated December 5, 1991, the
   fund
pays a quarterly fee to Putnam Management based on the average net
assets of the    fund    , as determined at the close of each
business day during the quarter        at    the     annual rate
of
0.80% of the first $500 million of average net assets, 0.70% of the
next $500 million, 0.65% of the next $500 million and 0.60% of any
amount over $1.5 billion.  For    the past three     fiscal
years,
pursuant to the Management Contract   , the fund incurred the
following fees:


                       FISCAL         MANAGEMENT
                        YEAR          FEE PAID
                    ------            ----------

                    1995              $16,544,148
                    1994              $12,562,847
                    1993              $6,134,052

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal periods indicated.

                    FISCAL            BROKERAGE
                    YEAR              COMMISSIONS
                    ------            ------------

                    1995                   $5,565,094
                    1994                   $4,798,128
                    1993                   $3,446,923

The following table shows transactions placed     with brokers
and
dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

            DOLLAR
         VALUE                PERCENT OF
         OF THESE             TOTAL                 AMOUNT OF
         TRANSACTIONS         TRANSACTIONS        COMMISSIONS
         --------------       ------------        -----------
         $2,020,864,444           73.09%       $4,383,741

ADMINISTRATIVE    EXPENSE REIMBURSEMENT

The    fund     reimbursed Putnam Management    in the following
amount     for administrative services    during     fiscal
   1995,     including         the    following amount for
compensation of certain officers of the    fund     and
contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit   :

                                              PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                                              COMPENSATION
                           TOTAL                   AND
                       REIMBURSEMENT          CONTRIBUTIONS
                       -------------        ----------------

                           $42,538           $41,841

TRUSTEE    FEES

   Each     Trustee    receives     a fee for his or her
services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that
Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business
days per Trustee meeting.  The    following table shows the year
each Trustee was first elected a Trustee of the Putnam funds,
the     fees paid to each Trustee by the    fund for fiscal 1995
and the fees paid to each Trustee     by all of the Putnam funds
   during calendar year 1995    :

   COMPENSATION     TABLE

                                                        Total
                                Aggregate        compensation
                             compensation            from all
Trustees            from the    fund*          Putnam funds**
--------------------------------------------------------------

Jameson A.    Baxter/1994    $4,406           $150,854
Hans H.    Estin/1972        $4,429           $150,854
John A.    Hill/1985***      $4,364           $149,854
Elizabeth T.    Kennan/1992  $4,379           $148,854
Lawrence J.    Lasser/1992   $4,429           $150,854
Robert E.    Patterson/1984  $4,478           $152,854
Donald S.    Perkins/1982    $4,429           $150,854
William F.    Pounds/1971    $4,347           $149,854
George    Putnam/1957        $4,429           $150,854
George Putnam,    III/1984   $4,429               $150,854
Eli Shapiro/1995****         $2,176            $95,372
A.J.C.    Smith/1986         $4,393           $149,854
W. Nicholas    Thorndike/1992$4,478           $152,854

   *
    Includes an annual retainer and an attendance fee for each meeting attended.
**  Reflects total payments received from all Putnam funds in the
    most recent calendar year.  As of December 31,    1995,
    there were    99     funds in the Putnam family.
   **
* Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of October 31, 1995 was $37,322, including income earned on such amounts.
****     Elected as a Trustee in April 1995.

        The         Trustees have approved Retirement Guidelines
for Trustees of the Putnam funds.  These    Guidelines
provide
generally that a Trustee who retires after reaching age 72 and who
has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer
fees paid by    each fund     at the time of retirement.  Several
retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement.  A Trustee who
retired in         calendar    1995     and was eligible to
receive
benefits under these Guidelines would have received an annual
benefit of    $66,749    , based upon the aggregate retainer fees
paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the         Trustees, see
"Management        " in Part II of this    SAI.

   SHARE OWNERSHIP

At January 31,    1996,     the officers and Trustees of the
   fund     as a group owned less than 1% of the outstanding
shares
of    each class, and, except as noted below,     to the
knowledge
of the    fund     no person owned of record or beneficially 5%
or
more of the shares of any class of the    fund.

                     SHAREHOLDER NAME             PERCENTAGE
        CLASS         AND ADDRESS                    OWNED
        -----    --------------------                --------

         Y       State of Michigan Civil Service      71.95%
                 Commission Deferred Compensation
                 IRC 457 Plan*

         Y       The Thomson Holdings Inc. Savings    10.83%
                 Plan*

         Y       Thomson Financial Networks 401(k)     7.99%
                 Savings Plan*

*        The address for the names listed are: c/o Putnam
Fiduciary
         Trust Company, as trustee or agent, 859 Willard Street,
         Quincy, MA 02269.

DISTRIBUTION FEES

During fiscal 1995, the fund paid the following     12b-1 fees to
Putnam Mutual Funds    :

      CLASS A                     CLASS B        CLASS M
    -   ------                -------           -------

      $3,916,662            $8,662,106            $9,707

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received    sales charges with respect to
class A shares in the following amounts during the periods indicated:

              SALES CHARGES
           RETAINED BY PUTNAM     CONTINGENT
       TOTAL  MUTUAL FUNDS         DEFERRED
     FRONT-END    AFTER              SALES
   SALES CHARGESDEALER CONCESSIONS CHARGES
   ------------------------------- --------

Fiscal year
-----------

   1995       $5,851,560          $893,503          $26,951
   1994      $10,702,534        $1,359,290           $8,713
   1993       $4,800,153          $585,092               $0

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received     contingent deferred sales
charges upon redemptions of    class     B shares    in the
following amounts during the periods indicated:

                                CONTINGENT DEFERRED
                                 SALES CHARGES
                              -   ------------------

Fiscal year
-----------
   1995                                $1,720,078
   1994                                  $764,274
   1993                                   $79,315

CLASS M SALES CHARGES

Putnam Mutual Funds    received sales charges with respect to
class M shares in the following amount during the 1995 fiscal year:

                                           SALES CHARGES
                                      RETAINED BY PUTNAM
                                            MUTUAL FUNDS
                      TOTAL                       AFTER
                  SALES CHARGES       DEALER CONCESSIONS
                  -------------       ------------------

                     $68,686                 $10,969

INVESTOR    SERVICING     AND    CUSTODY FEES     AND
   EXPENSES

During the    1995     fiscal year, the    fund     incurred
   $7,637,422     in fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company.

INVESTMENT PERFORMANCE
STANDARD    PERFORMANCE MEASURES
   (for     periods ended October 31,    1995)

                     Class A       Class B     Class M+  Class Y
Inception date:      9/1/67        4/27/92      3/1/95   5/16/94

TOTAL
RETURN          NAV*   POP**   NAV     CDSC   NAV   POP    NAV
-----------------------------------------------------------------
1 year          5.64% -0.48%    4.80% -0.20%   ---   ---   6.00%
5 years        11.28   9.99     ---     ---    ---   ---
10 years       13.31  12.64     ---     ---    ---   ---   ---
Life of class  10.17   9.94    10.03   9.35 13.88% 9.91%  8.18

*net asset value
**public offering price

+ Period reflects cumulative, rather than average annual, total return.

Data represent past performance and are not indicative of future results. Total return at POP for class A and class M shares reflects the deduction of the maximum sales charge of
5.75% and 3.50%    , respectively.     Total     return    at
CDSC for class     B shares    reflects the     deduction of the
applicable contingent deferred sales charge    ("CDSC")    .  The
maximum    class B CDSC     is 5.0%.          See
       "Standard    performance measures    " in Part II of this
   SAI     for information on how    performance     is
calculated.         Past performance is no guarantee of future
results.

   ADDITIONAL OFFICERS

In addition to the persons listed as officers of the fund in Part II of this SAI, each of the following persons is also a Vice President of the fund and Vice President of certain of the Putnam
funds.      Officers of Putnam Management hold the same offices
in Putnam Management's parent company, Putnam Investments, Inc.

PETER CARMAN,         Senior Managing Director of Putnam
Management.  Prior to August        , 1993, Mr. Carman was Chief
Investment Officer, Chairman of the U.S. Equity Investment Policy
Committee and a Director of Sanford C. Bernstein & Company, Inc.

BRETT BROWCHUK,        Managing Director of Putnam Management.
Prior to April, 1994, Mr. Browchuk was    Managing Director
at Fidelity    Investments    .

ANTHONY W. REGAN,         Senior Managing Director   of
Putnam Management.  Director, Putnam Investments, Inc.  Vice
President and Trust Officer of Putnam Fiduciary Trust Company.

   CAROL C. MCMULLEN, Managing Director of     Putnam Management.
   Prior to June, 1995, Ms. McMullen was Senior     Vice
President of    Baring Asset Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P.   , One Post Office Square, Boston, MA
02109,     are the    fund's     independent accountants,
providing
audit services, tax return review and other tax consulting
services
and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of
Independent Accountants   , financial highlights     and
financial
statements included in the    fund's     Annual Report for the
fiscal year ended October 31,    1995    , filed electronically
on
   January 10, 1996 (File No.     811-1403), are incorporated by
reference into this    SAI    .  The financial highlights
   included     in the    prospectus and incorporated by
reference
into this SAI     and the financial statements incorporated by
reference into the    prospectus and this SAI     have been so
included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-31

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-42

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-61

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-62

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-68

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

YOUR FUND'S PROSPECTUS STATES WHICH OF THE FOLLOWING INVESTMENT
PRACTICES ARE AVAILABLE TO YOUR FUND.  THE FACT THAT YOUR FUND IS
AUTHORIZED TO ENGAGE IN A PARTICULAR PRACTICE DOES NOT
NECESSARILY MEAN THAT IT WILL ACTUALLY DO SO.  YOU SHOULD
DISREGARD ANY PRACTICE DESCRIBED BELOW WHICH IS NOT MENTIONED IN
THE PROSPECTUS.

SHORT-TERM TRADING

In seeking the fund's objectives(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default under such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to privately-issued securities. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, the fund could be required at times to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

INVESTMENTS IN MISCELLANEOUS FIXED INCOME SECURITIES

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net assets value.

MORTGAGE RELATED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Prepayments may cause losses in securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes. The use of futures and options transactions for purposes other than hedging entails greater risks. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

FOREIGN SECURITIES

Under its current policy, which may be changed without shareholder approval, the fund may invest up to the limit of its total assets specified in its prospectus in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Since foreign securities are normally denominated and traded in foreign currencies, the value of the fund's assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

FOREIGN CURRENCY TRANSACTIONS

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase). In connection with position hedging, the fund may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the debt and equity securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (69), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+WILLIAM F. POUNDS (67), Vice Chairman.  Professor of Management,
Alfred P. Sloan School of Management, Massachusetts Institute of
Technology.  Director of  EG&G, Inc., Fisher Price, Inc., IDEXX,
M/A-COM, Inc., and Sun Company, Inc.

JAMESON A. BAXTER (52), Trustee. President, Baxter Associates, Inc. (consultants to management). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation. Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (67), Trustee.  Vice Chairman, North American
Management Corp. (a registered investment adviser). Director of The Boston Company, Inc. and Boston Safe Deposit and Trust
Company.

ELIZABETH T. KENNAN (57), Trustee.  President Emeritus and
Professor, Mount Holyoke College.  Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots. Trustee of the University of Notre Dame.

*LAWRENCE J. LASSER (52), Trustee and Vice President.  President,
Chief Executive Officer and Director of Putnam Investments, Inc.
and Putnam Investment Management, Inc.  Director of Marsh &
McLennan Companies, Inc.

JOHN A. HILL (53), Trustee.  Chairman and Managing Director,
First Reserve Corporation (a registered investment adviser).
Director, Lantana Corporation, Maverick Tube Corporation, Snyder
Oil Corporation and various First Reserve Funds.

+ROBERT E. PATTERSON (50), Trustee.  Executive Vice President,
Cabot Partners Limited Partnership (a registered investment adviser).

*DONALD S. PERKINS (68), Trustee. Director of various corporations, including American Telephone & Telegraph Company, AON Corp., Cummins Engine Company, Inc., Current Assets L.L.C., Illinova and Illinois Power Company, Inland Steel Industries, Inc., Kmart Corporation, LaSalle Street Fund, Inc., Springs Industries, Inc., and Time Warner Inc.

*#GEORGE PUTNAM III (44), Trustee.  President, New Generation
Research, Inc. (publisher of bankruptcy information).  Director,
World Environment Center.

ELI SHAPIRO (79), Trustee. Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of Nomura Dividend Fund, Inc. (a privately held registered investment company managed by Putnam Management) and former Trustee of the Putnam funds (1984-1990).

*A.J.C. SMITH (61), Trustee. Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.

W. NICHOLAS THORNDIKE (62), Trustee. Director of various corporations and charitable organizations, including Courier Corporation and Providence Journal Co. Also, Trustee and President of Massachusetts General Hospital and Trustee of Bradley Real Estate Trust and Eastern Utilities Associates.

OFFICERS NAME (AGE)

CHARLES E. PORTER (57), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (48), Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (53), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

GORDON H. SILVER (48), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

JOHN R. VERANI (56), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

PAUL M. O'NEIL (42), Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Management.

JOHN D. HUGHES (60), Vice President and Treasurer.

BEVERLY MARCUS (51), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to January, 1992, Ms. Baxter was Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston Corporation. Prior to May, 1991, Dr. Pounds was Senior Advisor to the Rockefeller Family and Associates, Chairman of Rockefeller Trust Company and Director of Rockefeller Group, Inc. During the past five years Dr. Shapiro has provided economic and financial consulting services to various clients. Prior to November, 1990, Mr. Shiebler was President and Chief Operating Officer of the Intercapital Division of Dean Witter Reynolds, Inc., Vice President of the Dean Witter funds and Director of Dean Witter Trust Company.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with over $93 billion in assets in nearly 5 million shareholder accounts at December 31, 1995.
An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1995, Putnam Management and its affiliates managed over $125 billion in assets, including over $17 billion in tax-exempt securities and over $55 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan. The only such limitation as of the date of this SAI (applicable to any fund registered for sale in California) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN EITHER THE PROSPECTUS OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees. THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990 inception. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General--Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information.

Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft (normally the 20th of each month, or the next business day thereafter). Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the next day following the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. In the case of Putnam American Government Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Capital Appreciation Fund, Putnam Diversified Equity Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, The Putnam Fund for Growth & Income, Putnam Global Governmental Income Trust, Putnam Growth and Income Fund II, Putnam High Yield Advantage Fund, Putnam Intermediate Tax Exempt Fund, Putnam Investment Funds, Putnam Intermediate U.S. Government Income Fund, Putnam Investment-Grade Bond Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund and Putnam Tax-Free Income Trust, transactions involving the issuance of fund shares for securities or assets other than cash will be limited to a bona-fide re-organization or statutory merger and to other acquisitions of portfolio securities that meet all the following conditions: (a) such securities meet the investment objective(s) and policies of the fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable, as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market, Inc. In addition, Putnam Global Governmental Income Trust may accept only investment grade bonds with prices regularly stated in publications generally accepted by investors, such as the London Financial Times and the Association of International Bond Dealers manual, or securities listed on the New York or American Stock Exchanges or on The Nasdaq Stock Market, Inc. Putnam Diversified Income Trust may accept only bonds with prices regularly stated in publications generally accepted by investors. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
     "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount
indicated is not purchased.   When the full amount indicated has
been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

EMPLOYEE BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The term "employee benefit plan" means any plan or arrangement, whether or not tax-qualified, which provides for the purchase of class A shares. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employee benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to participant-directed qualified retirement plans with at least 200 eligible employees, or prior to December 1, 1995, a plan sponsored by an employer or by affiliated employers which have at least 750 employees and, beginning December 1, 1995, the fund may sell class M shares at net asset value to participant-directed qualified retirement plans with at least 50 eligible employees.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about participant-directed qualified retirement plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES. Class A shares purchased at net asset value by shareholders investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares sold without a sales charge through participant-directed qualified retirement plans and shares purchased by certain investors investing $1 million or more that have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission described in the next paragraph.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value and each subsequent one-year period beginning with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees, or prior to December 1, 1995, a plan sponsored by an employer with more than 750 employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter, except that commissions on sales prior to December 1, 1995 are based on cumulative purchases during the life of the account and are paid at the rate of 1.00% of the amount under $3 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a participant-directed qualified retirement plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased before April 1, 1994.

CLASS B AND CLASS C SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a class B and class C share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

ALL SHARES. No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

If plan payments are made to reimburse Putnam Mutual Funds for payments to dealers based on the average net asset value of fund shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the fund's average daily share balance of the account and (ii) the fund's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, Putnam Mutual Funds may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shares of the fund must be held at least 15 days by the shareholder requesting an exchange. There is no holding period if the shareholder acquired the shares to be exchanged through reinvestment of distributions, transfer from another shareholder, prior exchange or certain employer-sponsored defined contribution plans. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder requesting the exchange.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life of the fund, if shorter) is reflected in the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return during the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

     LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

     THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

     THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

     THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

     CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

     THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

     THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

     THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
     (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

     THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

     THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

     THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

     THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

     THE RUSSELL 2000 INDEX is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S.
     equity market.

     THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

     THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

     THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

     THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
     $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

     STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

     STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

     STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.

                         PUTNAM GLOBAL GROWTH FUND

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Index to Financial Statements and Supporting
              Schedules:

              (1)  Financial Statements:

                   Statement of assets and liabilities --October
                   31,

   1995(a)    .
                   Statement of operations -- year ended October
                   31,    1995(a)    .
                   Statement of changes in net assets -- years
                   ended October 31,    1995     and October 31,
                      1994(a)    .
                   Financial highlights(a)(b).
                   Notes to financial statements(a).

              (2)  Supporting Schedules:

                   Schedule I -- Portfolio of investments owned -
                   - October 31,    1995(a)    .
                   Schedules II through IX omitted because the required matter is not present.

------------------
                   (a)  Incorporated by reference into Parts A
                        and B.
                   (b)  Included in Part A.

         (b)  Exhibits:

              1. Agreement and Declaration of Trust, as amended January 10, 1992 -- Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement.
              2.   By-Laws, as amended through February 1, 1994 -
                   -    Incorporated by reference to Post-
                   Effective Amendment No. 46 to the Registrant's Registration Statement.
              3.   Not applicable.
              4a.  Class A Specimen share certificate -
                   Incorporated by reference to Post-Effective
                   Amendment No. 43 to the Registrant's
                   Registration Statement.
              4b.  Class B Specimen share certificate --
                   Incorporated by reference to Post-Effective
                   Amendment No. 44 to the Registrant's
                   Registration Statement.
              4c.          Class C Specimen share certificate --
                   Incorporated by reference to Post-Effective
                   Amendment No. 44 to the Registrant's
                   Registration Statement.
              4d.          Class M Specimen share certificate --
                      Incorporated by reference to Post-Effective
                   Amendment No. 46 to the Registrant's
                   Registration Statement.
              4e. Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement.
              4f.  Portions of By-Laws Relating to Shareholders'
                   Rights --    Incorporated by reference to
                   Post-Effective Amendment No. 46 to the
                   Registrant's Registration Statement.
              5.           Management Contract dated December 6,
                   1991 --  Incorporated by reference to Post-
                   Effective Amendment No. 44 to the Registrant's Registration Statement.
              6a.          Distributor's Contract dated May 6,
                   1994 --   Incorporated by reference to Post-
                   Effective Amendment No. 46 to the Registrant's Registration Statement.
              6b.     Form     of Specimen Dealer Sales Contract
                   --Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement.
              6c.     Form     of Specimen Financial Institution
                   Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement.
              7.   Not applicable.
              8.           Custodian Agreement with Putnam
                   Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement.
              9.           Investor Servicing Agreement dated
                   June 3, 1991 with Putnam Fiduciary Trust
                   Company -Incorporated by reference to Post-
                   Effective Amendment No. 42 to the Registrant's Registration Statement.
              10. Opinion of Ropes & Gray, including consent - Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement.
              11.  Not applicable.
              12.  Not applicable.
                 13    .     Class B Investment Letter from
                             Putnam Investment Management, Inc.
                             to the Registrant dated April 24,
                             1992 -- Incorporated by reference to
                             Post-Effective Amendment No. 44 to
                             the Registrant's Registration
                             Statement.
              14a.    Form     of Prototype Individual Retirement
                   Account Plan --    Incorporated by reference
                   to Post-Effective Amendment No. 46 to the
                   Registrant's Registration Statement.
              14b.    Form     of Prototype Basic Plan Documents
                   and related Plan Agreements -- Exhibit
                      1    .
              15a.         Class A Distribution Plan and
                   Agreement dated January 1, 1990, as amended
                   April 24, 1992 --  Incorporated by reference
                   to Post-Effective Amendment No. 44 to the
                   Registrant's Registration Statement.
              15b.         Class B Distribution Plan and
                   Agreement dated April 24, 1992 -- Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement.
              15c.         Class C Distribution Plan and
                   Agreement --Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement.
              15d.         Class M Distribution Plan and
                   Agreement --   Incorporated by reference to
                   Post-Effective Amendment No. 46 to the
                   Registrant's Registration Statement.
              15e.    Form     of Specimen Dealer Service
                   Agreement -Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement.
              15f.    Form     of Specimen Financial Institution
                   Service Agreement - Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement.
              16.  Schedules for computation of performance
                   quotations -- Exhibit    2    .
              17a. Financial Data Schedule for Class A shares --
                   Exhibit    3    .
              17b. Financial Data Schedule for Class B shares --
                   Exhibit    4    .
                 17c.   Financial Data Schedule for Class M
                        shares --Exhibit 5.
                 17d    .    Financial Data Schedule for Class Y
                             shares --Exhibit    6    .
                 18.    Rule 18f-3(d) Plan -- Exhibit 7.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

    As of    December     31, 1995    , the number of record
holders   of each class of securities of the Registrant is as
follows:

                         NUMBER OF RECORD HOLDERS
                    -------------------------------------
                    CLASS    A          CLASS B   CLASS M   CLASS
Y
                    -------   -------   -------   -------
                    135,077   133,268     1,117        10

ITEM 27.  INDEMNIFICATION

          The information required by this item is incorporated
herein by reference    to     the Registrant's    Initial
Registration Statement on Form N-8B-1 under the Investment
Company
Act of 1940 (File No. 811-1403).

Item 28. Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS

James D. Babcock          Prior to June, 1994, Interest
Assistant Vice President    Supervisor, Salomon Brothers, Inc.
                          7 World Trade Center, New York, NY
                          10048

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

Michael F. Bouscaren      Prior to May, 1994, President and
Senior Vice President       Chairman of the Board of Directors
                            at Salomon Series Funds, Inc. and a
                            Director of Salomon Brothers Asset
                            Management, 7 World Trade Center,
                            New York, NY 10048

Susan M. Braid            Prior to October, 1995, Manager,
Vice President              Pioneer Group, Inc., 60 State St.,
                            Boston, MA 02109

Brett Browchuk            Prior to April, 1994, Managing
Managing Director           Director, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02109

Brian E. Broyles          Prior to September, 1995, Accounts
Assistant Vice President    Payable Manager, Entex Information
                            Services, Six International Drive,
                            Rye Brook, NY 10573

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

Beth C. Cotner            Prior to September, 1995, Executive
Senior Vice President       Vice President, Director of U.S.
                            Equity Funds, Kemper Financial
                            Services, 120 S. LaSalle St.,
                            Chicago, IL 60603

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Brian J. Fullterton       Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

Mark D. Goodwin           Prior to May, 1994, Manager, Audit &
Assistant Vice President    Operations Analysis, Mitre
                            Corporation, 202 Burlington Rd.,
                            Bedford, MA 01730

Stephen A. Gorman         Prior to July, 1994, Financial
Assistant Vice President    Analyst, Boston Harbor Trust
                            Company, 100 Federal St., Boston, MA
                            02110

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653

Deborah R. Healey         Prior to June, 1994, Senior Equity
Senior Vice President       Trader, Fidelity Management &
                            Research Company, 82 Devonshire St.,
                            Boston, MA 02109

Lisa A. Heitman           Prior to July, 1994, Securities
Senior Vice President       Analyst, Lord, Abbett & Company, 767
                            Fifth Ave., New York, NY 10153

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Michael F. Hotchkiss      Prior to May, 1994, Vice President,
Vice President              Massachusetts Financial Services,
                            500 Boylston St., Boston, MA 02116

Walter Hunnewell, Jr.     Prior to April, 1994, Managing
Vice President              Director, Veronis, Suhler &
                            Associates, 350 Park Avenue, New
                            York, NY 10022

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Mary E. Kearney           Prior to February, 1995, Partner,
Managing Director           Price Waterhouse, 160 Federal St.,
                          Boston, MA  02110

Paula Kienert             Prior to June, 1995, Senior Reference
Assistant Vice President    Librarian, Fidelity Investments, 82
                            Devonshire Street, Boston, MA 02109

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Karen R. Korn             Prior to June, 1994, Vice President,
Vice President              Assistant to the President, Designs,
                            Inc. 1244 Boylston St., Chestnut
                            Hill, MA 02167

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02154

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Director,
Officer                     INROADS/Central New England, Inc.,
                            99 Bedford St., Boston,MA 02111

Jeffrey R. Lindsey        Prior to April, 1994, Vice President,
Vice President              Strategic Portfolio Management, 1200
                            Ashwood Parkway, Suite 290, Atlanta,
                            GA 30338

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

Susan A. McCormack        Prior to May, 1994, Associate
Vice President              Investment Banker, Merrill Lynch &
                            Co., 350 South Grand Ave., Suite
                            2830, Los Angeles, CA 90071

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Prior to July, 1995, Business
Assistant Vice President    Development Officer, Bank of Boston
                            - Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              in Portfolio Management and
                            Research, Templeton Quantitative
                            Advisors, Inc.,

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Samuel Perry              Prior to January, 1996, Regional Vice
Vice President              President, AIM Distributors, Inc.,

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Keith Quinton             Prior to July, 1995, Vice President,
Senior Vice President       Falconwood Securities Corporation.,

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group.,

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;   Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108;      Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Karen F. Smith            Prior to May, 1994, Consultant and
Assistant Vice President    Portfolio Manager, Wyatt Asset
                            Services, Inc., 1211 W.W. 5th Ave.,
                            Portland, OR 97204

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Steven Spiegel            Prior to December, 1994, Managing
Senior Managing Director    Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company,

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169

Herbert S. Wagner, III    Prior to August, 1995, Investment
Assistant Vice President    The First National Bank of Chicago,
                            One First National Plaza, Chicago,
                            IL 60670

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Growth Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate Tax Exempt Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b)  The directors and officers of the Registrant's principal underwriter are:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Christian E. Aymond        Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Matthew F. Beaudry         Vice President                               None
Janet S. Becker            Assistant Vice President                     None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Susan M. Braid             Vice President                               None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Brian E. Broyles           Assistant Vice President                     None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
J. Thomas Despres          Senior Vice President                        None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
Dwyer Cabana, Susan        Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Marilyn M. Hausammann      Senior Vice President                        None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Latham        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
Ann Marie Linehan          Assistant Vice President                     None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Alana Madden               Vice President                               None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Renee L. Maloof            Assistant Vice President                     None
Frederick S. Marius        Assistant Vice President                     None
Karen E. Marotta           Vice President                               None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Marla J. McDougall         Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
Bart D. Miller             Vice President                               None
Douglas W. Miller          Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Michael C. Noonis          Assistant Vice President                     None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Larence J. Olewinksi       Vice President                               None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
John D. Pataccoli          Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Jeffrey E. Place           Senior Vice President                        None
Keith Plapinger            Vice President                               None
Douglas H. Powell          Vice President                               None
Jane E. Price              Assistant Vice President                     None
Susannah Psomas            Vice President                               None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
George A. Rio              Senior Vice President                        None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
William N. Shiebler        Director and President                  Vice President
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Edward F. Whalen           Vice President                               None
Robert J. Wheeler          Senior Vice President                        None
John B. White              Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Timothy R. Young           Vice President                               None
SooHee L. Zebedee          Vice President                               None
Laura J. Zografos          Vice President                               None

The principal business address of each person listed above is One
Post Office Square, Boston, MA 02109, except for:

Mr. Alpaugh, 5980 Richmond Highway, Alexandria, VA 22303
Mr. Anwar, 131 Crystal Road, Colmar, PA 18915
Mr. Avery, 7031 Spring Ridge Rd., Cary NC 27511
Mr. Aymond, 212 Lochview Drive, Cary, NC 27511
Mr. Baron, 31 Cala Moreya, Laguna Niguel, CA 92667
Mr. Bartlett, 7 Fairfield St., Boston, MA 02116
Mr. Beatty, 200 High St., Winchester, MA 01890
Mr. Beringer, 4915 Dupont Avenue South, Minneapolis, MN 55409 Ms. Besset, 1140 North LaSalle Blvd, Chicago, IL 60610
Mr. Bouchard, 18 Brice Rd., Annapolis, MD 21401
Mr. Brockelman, 94 Middleton Rd., Boxford, MA 01921
Mr. Brown, 2012 West Grove Drive, Gibson, PA 15044
Ms. Buckner, 21012 West Grove Drive, Gibsonia, PA 15044
Mr. Campagna, 1130 Green Meadow Court, Acworth, GA 30102
Ms. Castro, 26 Gould Road, Andover, MA 01810
Mr. Church, 4504 Sir Winston Place, Charlotte, NC 28211
Mr. Cristo, 11 Schenck Ave., Great Neck, NY 11021
Mr. Coneeny, 10 Amherst St., Arlington, MA 02174
Mr. Connelly, 4634 Mirada Way, Sarasota, FL 34238
Mr. Corvinus, 274 Water St., Newburyport, MA 01950
Ms. Dahill, 270-1 C Iven Ave., St. David's, PA 19087
Mr. Deliandis, 5161 Muirfield Lane, Concord, CA 94521
Mr. DeSalvo, 54 Morriss Place, Maddison, NJ 07940
Mr. DeSimone, Pheasant Run Apartments, Inlet Ridge Drive,
    Maryland Heights, MO 63043
Ms. Dwyer-Cabana, 7730 Herrick Park, Hudson, OH 44236
Mr. Edlin, 7 River Road, 305 Palmer Point, Cos Cob, CT 06807
Mr. English, 1184 Pintail Circle, Boulder, CO 80303
Mr. Goodman, 14 Clover Place, Cos Cob, CT 06807
Mr. Gubala, 4308 Rickover Drive, Dallas, TX 75244
Mr. J. Halloran, 978 W. Creek Lane, Westlake Village, CA 91362 Mr. T. Halloran, 19449 Misty Lake Dr., Strongsville, OH 44136 Mr. Hyde, 3305 Sulky, Marietta, GA 30067
Mr. Jacobsen, 2744 Joyce Ridge Drive, Chesterfield, MO 63017
Mr. Johnson, 200 Clock Tower Place, Carmel, CA 93923
Mr. Keating, 5521 Greenville Avenue, Dallas, TX 75206
Mr. Kelley, 1026 E. Olympus Ridge Cove, Salt Lake City, UT 84117 Ms. Kelly, 31 Jeffrey's Neck Road, Ipswich, MA 01938
Ms. Kinsman, 9599 Brookview Circle, Woodbury, MN 55125
Ms. Kirk, 200 East 62nd Street, New York, NY 10021
Ms. Kraunelis, 584 East Eighth St., South Boston, MA 02127
Mr. Lathrop, 14814 Straub Hill Lane, Chesterfield, MO 63017
Mr. Ledbetter, 820 South Monaco, Denver, CO 80224
Mr. Leonard, 3673 Hopper Ridge Road, Cincinnati, OH 45255
Mr. Lewandowski, 805 Darrell Road, Hillsborough, CA 94010
Mr. Lewandowski, Jr., 1 Kara East, Irvine, CA 92720
Mr. Lieberman, 200 Roy St., Seattle, WA 98109
Ms. Madden, 201 Plantation Club Drive, Melbourne, FL 32940
Mr. McConville, 515 S. Arlington Heights Rd., Arlington
    Heights, IL 6005
Mr. McFarland, 8012 Dancing Fern Trail, Chattanooga, TN 37421 Mr. McMillan, 203 D. Zigler St., Zelienople, PA 16063
Mr. McMurtrie, 14529 Glastonbury, Detroit, MI 48223
Mr. B. Miller, 24815 Acropolis Drive, Mission Viejo, CA 92691 Mr. D. Miller, 7 Anthony Place, Riverside, CT 06878
Mr. Moret, 4519 Lawn Avenue, Western Springs, IL 60558
Mr. Murray, 710 Cheyenne Drive, Franklin Lakes, NJ 07417
Mr. Nadherny, 9714 Marmount Drive, Seattle, WA 98117
Mr. Nickodemus, 463 Village Oaks Court, Ann Arbor, MI 48103
Mr. Olewinski, 7707 Hamilton Avenue, Burr Ridge, IL 60521
Mr. O'Steen, 2091-B Lake Park Drive, Smyrna, GA 30080
Mr. Papes, 12891 S. Summit, Olatag, KS 66062
Mr. Pataccoli, 333 39th St., Manhattan Beach, CA 90266
Mr. Perry, 4031 West Main, Houston, TX 77027
Mr. Joe Phoenix, 1426 Asbury Avenue, Hubbard Woods, IL 60093
Mr. John Phoenix, 2987 Jackson Ave., Coconut Grove, FL 33133
Mr. Place, 4211 Loch Highland Parkway, Roswell, GA 30075
Mr. Pulkrabek, 190 Jefferson Lane, Streamwood, IL 60107
Mr. Powell, 1508 Ruth Lane, Newport Beach, CA 92660
Mr. Rowe, 109 Shore Drive, Longwood, FL  32779
Mr. Rowell, 2240 Union St., San Francisco, CA 94123
Mr. Rowley, 237 Peeke Avenue, Kirkwood, MO 63122
Ms. Sarkisian, 1 Goodridge Ct., Boston, MA 02113
Ms. Saunders, 39939 Stevenson Common, Freemont, CA 94538
Ms. Schofield, 172 Rime Village, Hoover, AL 35216
Mr. Shamburg, 10603 N. 100th Street, Scottsdale, AZ 85260
Mr. Stickney, 1314 Log Cabin Lane, St. Louis, MO 63124
Mr. B. Sullivan, 777 Pinoake Road, Pittsburgh, PA 15243
Mr. G. Sullivan, 35 Marlborough St., Boston, MA 02116
Ms. M. Sullivan, 493 Zinfandel Lane, St. Helena, CA 94574
Ms. Sweeney, 8 Surf St., Marblehead, MA 01945
Mr. Tambone, 10 Commercial Wharf, Boston, MA 02110
Mr. Tasiopolous, 5 Homestead Farms Drive, Norwell, MA 02061
Ms. Tercha, 611 East 18th St., Houston, TX 77009
Mr. Telling, 5 Spindriff Court, Williamsville, NY 14221
Mr. Unger, 212 E. Broadway, New York, NY 10002
Mr. Williamson, 111 Maple Ridge Way, Covington, LA 70433
Ms. Williamson, 158 Summer St., Hingham, MA 02043
Mr. White, 10 Mannion Place, Littleton, MA 01460
Mr. Woloshin, 100 West 89th St., New York, NY 10024
Ms. Zebedee, 1616 Queen Ann Ave., N., Seattle, WA 98109
Ms. Zografos, 12712 Coeur de Monde Ct., St. Louis, MO 63146

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent,
Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

          The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                    CONSENT OF INDEPENDENT ACCOUNTANTS

          We consent to the incorporation by reference in    the
Prospectuses and Statement of Additional Information constituting
parts of     Post-Effective Amendment No.    47     to the
Registration Statement of Putnam Global Growth Fund on Form N-1A
(File No. 2-25258) of our report dated December    15, 1995
on
our audits of the financial statements and    financial
highlights         of the Fund, which report is included in the
Annual Report for Putnam Global Growth Fund for the year ended
October 31,    1995    , which is incorporated by reference in
the
Registration Statement.

          We also consent to the    references     to our firm
under the caption "Independent Accountants and Financial
Statements" in the Statement of Additional Information    and
under
the heading "Financial highlights" in such Prospectuses    .


                                      COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
   February 23, 1996

                                  NOTICE

       A copy of the Agreement and Declaration of Trust of Putnam Global Growth Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.


                              POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Global Growth Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Global Growth Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

SIGNATURE                         TITLE                    DATE

/s/ Eli Shapiro
--------------------         Trustee             May 4, 1995
Eli Shapiro

                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Amendment to its
Registration
Statement to be signed on its behalf by the undersigned,
thereunto
duly authorized, in the City of Boston, and The Commonwealth of
Massachusetts, on the    26th     day of    February, 1996    .

                      PUTNAM GLOBAL GROWTH FUND

                      By:  Gordon H. Silver, Vice President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Global
Growth Fund has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                   TITLE

George Putnam               President and Chairman of the Board;
                            Principal Executive Officer; Trustee

William F. Pounds           Vice Chairman; Trustee

John D. Hughes                 Senior     Vice President;
                            Treasurer and Principal Financial
                            Officer

Paul G. Bucuvalas           Assistant Treasurer and Principal
                            Accounting Officer

Jameson A. Baxter           Trustee

Hans H. Estin               Trustee

John A. Hill                Trustee

Elizabeth T. Kennan         Trustee

Lawrence J. Lasser          Trustee

Robert E. Patterson         Trustee

Donald S. Perkins           Trustee

George Putnam, III          Trustee


   Eli Shapiro              Trustee

A.J.C. Smith                Trustee

W. Nicholas Thorndike       Trustee


                            By:  Gordon H. Silver, as Attorney-
                                 in-Fact
                                    February 26, 1996